UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3255
                                                      --------

                           Panorama Series Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 03/31/2008
                                                ----------



ITEM 1. SCHEDULE OF INVESTMENTS.

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT                              VALUE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.3%
---------------------------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 2.779%,
11/25/35 1                                                         $            24,112                $            23,684
---------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 3.079%, 5/25/34 1                         61,343                             53,965
---------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 2.699%, 9/25/36 1                        30,000                             28,022
---------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B, 2.699%, 5/26/36 1                        50,000                             47,296
---------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 2.699%, 5/16/36 1                                       58,524                             56,661
---------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                       30,000                             28,559
---------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36 1                                      3,787                              3,761
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                     20,000                             19,269
---------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 2.719%, 12/25/29 1                       40,000                             34,512
---------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 2.809%, 11/25/35 1                      60,738                             60,047
---------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 2.689%, 7/25/36 1                       50,000                             45,864
---------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 2.649%, 5/15/36 1                        5,920                              5,857
---------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 2.709%, 7/7/36 1                        30,000                             27,631
---------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35 1                     24,904                             20,962
---------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.646%,
3/20/36 1                                                                       25,000                             22,171
---------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                        26,893                             26,844
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                       17,490                             17,574
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                        14,621                             14,739
---------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 2.699%, 8/25/36 1                       70,000                             62,787
---------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                           30,000                             29,925
---------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 2.679%, 7/25/36 1                         8,236                              8,087
---------------------------------------------------------------------------------------------------------------------------

                      1 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT                              VALUE
---------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 2.699%,
9/25/36 1                                                          $            60,000                $            58,147
---------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 2.659%, 4/25/36 1                           2,101                              2,089
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed Certificates, Series 2006-2, Cl.
A2, 2.699%, 7/25/36 1                                                           50,000                             47,464
                                                                                                      ---------------------
Total Asset-Backed Securities (Cost $794,169)                                                                     745,917

---------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS -- 92.0%
---------------------------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY -- 77.7%
---------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED -- 75.7%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                                                   69,437                             75,903
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                 113,929                            113,771
5%, 8/15/33-12/15/34                                                           202,657                            201,282
6%, 10/15/22-3/15/33                                                           213,339                            220,483
6.50%, 4/15/18-12/15/30                                                        206,174                            215,931
7%, 8/15/16-10/1/31                                                            176,886                            186,471
10.50%, 11/14/20                                                                 5,466                              6,557
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Participation Certificates, Series
2042, Cl. N, 6.50%, 3/15/28                                                     37,305                             38,919
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                                              97,946                            105,244
Series 2006-11, Cl. PS, 15.01%, 3/25/36 1                                       26,081                             30,823
Series 2034, Cl. Z, 6.50%, 2/15/28                                              12,863                             13,517
Series 2046, Cl. G, 6.50%, 4/15/28                                             109,356                            114,906
Series 2053, Cl. Z, 6.50%, 4/15/28                                              16,657                             17,482
Series 2055, Cl. ZM, 6.50%, 5/15/28                                             22,602                             23,542
Series 2080, Cl. Z, 6.50%, 8/15/28                                              15,420                             16,189
Series 2220, Cl. PD, 8%, 3/15/30                                                 5,359                              5,722
Series 2326, Cl. ZP, 6.50%, 6/15/31                                             13,268                             13,955
Series 2435, Cl. EQ, 6%, 5/15/31                                                52,266                             53,296
Series 2470, Cl. LF, 3.818%, 2/15/32 1                                          19,108                             19,285
Series 2526, Cl. FE, 3.218%, 6/15/29 1                                          13,887                             13,947
Series 2641, Cl. CE, 3.50%, 9/15/25                                             25,524                             25,482
Series 2676, Cl. KY, 5%, 9/15/23                                               113,000                            112,781
Series 2727, Cl. UA, 3.50%, 10/15/22                                            11,490                             11,484
Series 2736, Cl. DB, 3.30%, 11/15/26                                           120,987                            120,514
Series 2750, Cl. XG, 5%, 2/1/34                                                130,000                            122,798
Series 2777, Cl. PJ, 4%, 5/15/24                                                11,292                             11,311
Series 2890, Cl. PE, 5%, 11/1/34                                               130,000                            122,171
Series 2936, Cl. PE, 5%, 2/1/35                                                 69,000                             64,717
Series 2939, Cl. PE, 5%, 2/15/35                                               247,000                            231,602
Series 3025, Cl. SJ, 14.419%, 8/15/35 1                                          7,568                              9,152
Series 3035, Cl. DM, 5.50%, 11/15/25                                            81,368                             82,814
Series 3138, Cl. PA, 5.50%, 2/15/27                                             76,942                             78,914
---------------------------------------------------------------------------------------------------------------------------

                      2 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT                              VALUE
---------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 13.108%, 2/1/28 2                               $            6,755                $             1,493
Series 200, Cl. IO, 12.192%, 1/1/29 2                                            8,066                              1,698
Series 2003-26, Cl. D I, 12.204%, 4/25/33 2                                     43,399                              9,086
Series 205, Cl. IO, 10.048%, 9/1/29 2                                           42,019                             10,016
Series 2074, Cl. S, 21.101%, 7/17/28 2                                           8,417                                974
Series 2079, Cl. S, 24.717%, 7/17/28 2                                          13,745                              1,598
Series 216, Cl. IO, 11.875%, 12/1/31 2                                          14,669                              3,444
Series 224, Cl. IO, 8.464%, 3/1/33 2                                            42,682                              9,376
Series 243, Cl. 6, 15.055%, 12/15/32 2                                          24,290                              4,616
Series 2526, Cl. SE, 22.668%, 6/15/29 2                                         22,872                              2,221
Series 2802, Cl. AS, 64.495%, 4/15/33 2                                         39,709                              3,299
Series 2819, Cl. S, 24.515%, 6/15/34 2                                         184,680                             15,367
Series 2920, Cl. S, 35.44%, 1/15/35 2                                          118,814                              8,723
Series 3000, Cl. SE, 57.542%, 7/15/25 2                                        146,564                             12,375
Series 3004, Cl. SB, 99.999%, 7/15/35 2                                        208,986                             17,786
Series 3110, Cl. SL, 88.753%, 2/15/26 2                                         21,301                              1,835
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192, Cl. PO, 6.336%, 2/1/28 3                       6,755                              5,538
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                                          681,442                            681,110
5%, 12/1/17-8/25/34                                                          1,736,465                          1,747,179
5%, 4/1/38 4                                                                   480,000                            475,125
5.296%, 10/1/36                                                                577,320                            588,139
5.50%, 12/25/32-11/1/34                                                      2,350,764                          2,381,889
5.50%, 4/1/23 4                                                                272,000                            277,652
5.50%, 8/25/33 5                                                               358,538                            363,166
6%, 7/25/24-10/25/33                                                           674,296                            695,601
6%, 4/1/21 4                                                                   623,000                            641,203
6.50%, 2/25/09-11/25/31                                                        529,631                            554,894
7%, 11/25/13-4/1/34                                                            386,534                            410,731
8.50%, 7/1/32                                                                    1,222                              1,348
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                          33,561                             34,920
Trust 2001-44, Cl. QC, 6%, 9/25/16                                              67,787                             71,294
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                          60,212                             64,163
Trust 2001-70, Cl. LR, 6%, 9/25/30                                               4,017                              4,038
Trust 2002-12, Cl. PG, 6%, 3/25/17                                              31,705                             33,371
Trust 2002-9, Cl. PC, 6%, 3/25/17                                               53,644                             56,464
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 1                                      15,404                             16,050
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                          137,000                            140,186
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                              21,071                             21,032
Trust 2003-84, Cl. PW, 3%, 6/25/22                                              10,684                             10,657
Trust 2004-101, Cl. BG, 5%, 1/25/20                                             67,000                             69,215
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                         40,000                             41,229
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                        173,848                            177,545
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 1                                       28,257                             30,837

                      3 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT                              VALUE
---------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                             $           221,012                $           226,652
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 1                                       15,679                             18,522
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 1                                       86,101                             97,755
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 33.802%, 11/18/31 2                                      71,139                              7,694
Trust 2001-63, Cl. SD, 23.572%, 12/18/31 2                                      21,124                              2,431
Trust 2001-68, Cl. SC, 20.241%, 11/25/31 2                                      14,568                              1,567
Trust 2001-81, Cl. S, 22.508%, 1/25/32 2                                        14,943                              1,539
Trust 2002-28, Cl. SA, 23.024%, 4/25/32 2                                       11,288                              1,257
Trust 2002-38, Cl. IO, 26.569%, 4/25/32 2                                       24,754                              2,129
Trust 2002-39, Cl. SD, 19.696%, 3/18/32 2                                       16,368                              1,611
Trust 2002-48, Cl. S, 21.958%, 7/25/32 2                                        19,070                              2,053
Trust 2002-52, Cl. SL, 22.036%, 9/25/32 2                                       11,667                              1,230
Trust 2002-53, Cl. SK, 19.754%, 4/25/32 2                                       57,031                              5,998
Trust 2002-56, Cl. SN, 23.903%, 7/25/32 2                                       26,001                              2,805
Trust 2002-77, Cl. IS, 24.895%, 12/18/32 2                                      42,173                              4,485
Trust 2002-77, Cl. SH, 25.122%, 12/18/32 2                                      18,457                              2,203
Trust 2002-9, Cl. MS, 21.341%, 3/25/32 2                                        21,785                              2,412
Trust 2003-118, Cl. S, 33.146%, 12/25/33 2                                     123,464                             17,846
Trust 2003-4, Cl. S, 32.39%, 2/25/33 2                                          39,572                              4,592
Trust 2005-40, Cl. SA, 36.004%, 5/25/35 2                                       65,960                              5,505
Trust 2005-40, Cl. SB, 46.659%, 5/25/35 2                                       89,944                              7,974
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 2                                        92,180                              9,194
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 2                                     194,729                             14,007
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 2                                      197,194                             16,868
Trust 2006-33, Cl. SP, 53.593%, 5/25/36 2                                      401,090                             45,785
Trust 221, Cl. 2, 16.6%, 5/1/23 2                                               14,441                              3,603
Trust 240, Cl. 2, 25.403%, 9/1/23 2                                             23,605                              5,793
Trust 294, Cl. 2, 9.465%, 2/1/28 2                                             156,057                             38,484
Trust 301, Cl. 2, 5.879%, 4/1/29 2                                              19,752                              4,183
Trust 319, Cl. 2, 11.206%, 2/1/32 2                                             13,464                              2,820
Trust 321, Cl. 2, 11.056%, 4/1/32 2                                             59,112                             12,668
Trust 324, Cl. 2, 5.725%, 7/1/32 2                                              73,966                             16,650
Trust 331, Cl. 5, 9.361%, 2/1/33 2                                              61,056                             13,110
Trust 334, Cl. 12, 5.448%, 2/1/33 2                                            105,863                             22,874
Trust 334, Cl. 5, 13.605%, 5/1/33 2                                             72,331                             15,995
Trust 339, Cl. 7, 10.005%, 7/1/33 2                                            118,577                             25,175
Trust 342, Cl. 2, 8.89%, 9/1/33 2                                               30,676                              6,814
Trust 344, Cl. 2, 5.083%, 12/1/33 2                                            172,759                             38,349
Trust 345, Cl. 9, 11.109%, 1/1/34 2                                             57,700                             12,138
Trust 362, Cl. 12, 11.023%, 8/1/35 2                                            76,652                             15,042
Trust 362, Cl. 13, 11.028%, 8/1/35 2                                            42,557                              8,376
Trust 364, Cl. 15, 14.49%, 9/1/35 2                                             74,991                             16,007

---------------------------------------------------------------------------------------------------------------------------

                      4 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             Principal
                                                                                Amount                              Value
---------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
---------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 6.144%, 7/1/32 3           $            18,470                $            15,009
---------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                         52,176                             50,102
                                                                                                      ---------------------
                                                                                                               13,006,754

---------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 2.0%
Government National Mortgage Assn., 7%, 10/29/23-3/15/26                        80,887                             86,666
---------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg.                      127,814                            139,316
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29
Series 2000-7, Cl. Z, 8%, 1/16/30                                               60,091                             65,830
---------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 17.106%, 7/16/28 2                                      27,802                              3,371
Series 2001-21, Cl. SB, 33.096%, 1/16/27 2                                     136,806                             14,602
Series 2006-47, Cl. SA, 75.786%, 8/16/36 2                                     233,253                             22,418
                                                                                                      ---------------------
                                                                                                                  332,203

---------------------------------------------------------------------------------------------------------------------------
NON-AGENCY -- 14.3%
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL -- 10.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43               80,000                             78,752
---------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                          47,077                             45,763
---------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                            37,960                             38,991
---------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1B, 3.235%, 8/25/08 1                         15,862                             15,336
---------------------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through
Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35                            80,000                             73,856
---------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl.
A2B, 5.205%, 12/11/49                                                          120,000                            116,958
---------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl.
1A13, 3.056%, 10/25/36 1                                                        63,334                             46,413
---------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-8CB, Mtg. Pass-Through
Certificates, Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                          156,949                            146,305
---------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                        28,576                             28,308
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                      69,224                             66,591
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                          10,058                              9,913
---------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2,
Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%,
4/25/37                                                                         32,973                             31,990
---------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                          5,683                              5,668
---------------------------------------------------------------------------------------------------------------------------

                      5 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                        AMOUNT                                      VALUE
---------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                            $            50,000                $            49,609
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                         50,000                             49,590
---------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.                     50,000                             49,355
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                        50,000                             49,737
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                        60,000                             58,840
---------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,                            20,000                             19,710
Commercial  Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                       70,000                             69,184
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                      70,000                             68,284
Series 2007-LD11, Cl. A2, 5.804%, 6/15/49 1                                    110,000                            109,430
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                       40,000                             39,636
---------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30         50,000                             49,689
---------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12         70,000                             68,569
---------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                            53,134                             49,008
---------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 3.049%, 10/25/36 1                       163,381                            149,589
---------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                            2,585                              2,591
---------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                                 96,000                             99,445
---------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg.
Pass-Through Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                69,786                             69,305
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                                                         88,574                             87,980
---------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.               15,000                             14,710
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%,
11/15/48
                                                                                                      ---------------------
                                                                                                                1,859,105

---------------------------------------------------------------------------------------------------------------------------
OTHER -- 0.5%
JPMorgan Mortgage Trust 2005-S2, Mtg. Pass-Through
Certificates, Series 2005-S2, Cl. 3A1, 6.761%, 2/25/32 1                        87,113                             85,992
---------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL -- 3.0%
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through
Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35                            40,000                             34,650
---------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg.
Investment Conduit Pass-ThroughCertificates, Series 2006-A1, Cl.
2A1, 5.25%, 3/1/21                                                              52,440                             51,966
---------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through
Certificates, Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                           82,376                             73,056
---------------------------------------------------------------------------------------------------------------------------

                      6 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                             PRINCIPAL
                                                                                AMOUNT                              VALUE
---------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.085%, 10/25/36 1           $           124,481                $           119,426
---------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                            46,952                             46,646
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                                           118,166                            115,431
---------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                             34,993                             35,027
---------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                          43,480                             41,754
                                                                                                      ---------------------
                                                                                                                  517,956

                                                                                                      ---------------------
Total Mortgage-Backed Obligations (Cost $15,481,106)                                                           15,802,010

---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 2.7%
---------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
5.218%, 1/15/21 6 (Cost $427,373)                                              825,000                            466,293
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES -- 8.5%
---------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank, 1.50%, 4/1/08 (Cost $1,457,000)                      1,457,000                          1,457,000
---------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $18,159,648)                                   107.5%                        18,471,220
---------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                             (7.5)                        (1,290,403)
                                                                   --------------------------------------------------------
Net Assets                                                                       100.0%              $         17,180,817
                                                                   ========================================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $563,564 or 3.28% of the Portfolio's net assets as of March 31, 2008.

3. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $20,547 or 0.12% of the Portfolio's net assets as of March 31, 2008.

4. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

5. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $322,301. See accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

   1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

   2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

   3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

                      7 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                        INVESTMENTS IN        OTHER FINANCIAL
VALUATION INPUTS                                            SECURITIES           INSTRUMENTS*
-----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $           --        $         7,203
Level 2 - Other Significant Observable Inputs               18,471,220                 36,045
Level 3 - Significant Unobservable Inputs                           --                     --
                                                        ---------------------------------------

    TOTAL                                               $   18,471,220        $        43,248
                                                        =======================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

-----------------------------------------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------------
                                                                                                     UNREALIZED
                                            NUMBER OF       EXPIRATION                             APPRECIATION
CONTRACT DESCRIPTION         BUY/SELL       CONTRACTS             DATE               VALUE       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                   Buy              17          6/19/08     $     2,019,547         $     16,255
U.S. Treasury Nts., 2 yr.        Sell               1          6/30/08             214,656                   99
U.S. Treasury Nts., 5 yr.        Sell               5          6/30/08             571,172               (7,090)
U.S. Treasury Nts., 10 yr.        Buy               7          6/19/08             832,672               (2,061)
                                                                                                   --------------
                                                                                                   $      7,203
                                                                                                   ==============

-------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
-------------------------------------------------------------------------------------------------------------------------------
                                                     BUY/SELL  NOTIONAL                                    PREMIUM
                                       REFERENCE       CREDIT    AMOUNT    PAY/RECEIVE    TERMINATION        PAID/
SWAP COUNTERPARTY                         ENTITY   PROTECTION    (000S)     FIXED RATE           DATE   (RECEIVED)          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                           ABX.HE.AAA.06-2 Index         Sell  $     40           0.11 %      5/25/46    $  (2,000)    $   (9,825)
                           ABX.HE.AAA.06-2 Index         Sell        40           0.11        5/25/46       (1,999)        (9,825)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP         ABX.HE.AAA.06-2 Index         Sell        20           0.11        5/25/46       (2,212)        (5,000)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.     ABX.HE.AAA.06-2 Index         Sell        20           0.11        5/25/46       (6,199)        (4,872)
                                                                                                         ---------------------------
                                                                                                         $ (12,410)    $  (29,522)
                                                                                                         ===========================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------------------------------
                             NOTIONAL                                         RECEIVED BY THE           TERMINATION
SWAP COUNTERPARTY              AMOUNT             PAID BY THE FUND                       FUND                  DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                          8.5+ Index plus 15 basis   8.5+ Index minus 15 basis
Citibank NA                 $ 200,000                       points                      points               8/1/08 $     6,424
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.:
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                          8.5+ Index plus 30 basis   8.5+ Index minus 30 basis
                              270,000                       points                      points               8/1/08       8,577
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                          8.5+ Index plus 25 basis   8.5+ Index minus 25 basis
                               50,000                       points                      points               5/1/08       1,590
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                          8.5+ Index plus 20 basis   8.5+ Index minus 20 basis
                              100,000                       points                      points               5/1/08       3,184

                      8 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                         8.5+ Index minus 55 basis    8.5+ Index plus 55 basis
                              260,000                       points                      points              5/1/08        8,425

                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                              120,000                        Index                       Index              3/1/09        3,839
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                        8.5+ Index minus 250 basis   8.5+ Index plus 250 basis
                               80,000                       points                      points              3/1/09        4,076
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                         8.5+ Index minus 45 basis    8.5+ Index plus 45 basis
                              344,000                       points                      points              5/1/08       11,121
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                        8.5+ Index minus 150 basis   8.5+ Index plus 150 basis
                               50,000                       points                      points              8/1/08        1,213

                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                              600,000                        Index                       Index              3/1/09       13,902
---------------------------------------------------------------------------------------------------------------------------------
                                            If positive, the Total      If negative, the Total
                                              Return of the Lehman        Return of the Lehman
                                            Brothers U.S. CMBS AAA      Brothers U.S. CMBS AAA
                                          8.5+ Index plus 20 basis   8.5+ Index minus 20 basis
UBS AG                        100,000                       points                      points              5/1/08        3,216
                                                                                                                    ------------
                                                                                                                    $    65,567
                                                                                                                    ============

Abbreviation is as follows:
CMBS                        Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

                      9 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

-------------------------------------------------------
                                        WHEN-ISSUED OR
                                      DELAYED DELIVERY
                                    BASIS TRANSACTIONS
-------------------------------------------------------
Purchased securities                $        2,162,187
-------------------------------------------------------
Sold securities                                796,030
-------------------------------------------------------

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

                      10 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfolio

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In

                      11 | GOVERNMENT SECURITIES PORTFOLIO

Government Securities Portfoli

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       18,159,648
Federal tax cost of other investments                  2,046,778
                                              --------------------
Total federal tax cost                        $       20,206,426
                                              ====================

Gross unrealized appreciation                 $          590,129
Gross unrealized depreciation                           (222,899)
                                              --------------------
Net unrealized appreciation                   $          367,230
                                              ====================

                      12 | GOVERNMENT SECURITIES PORTFOLIO



Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
COMMON STOCKS--99.3%

CONSUMER DISCRETIONARY--5.7%
----------------------------------------------------------------------------------

AUTO COMPONENTS--0.1%
American Axle & Manufacturing Holdings, Inc. 1                400   $      8,200
----------------------------------------------------------------------------------
ArvinMeritor, Inc. 1                                          600          7,506
----------------------------------------------------------------------------------
Autoliv, Inc. 1                                               400         20,080
----------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                      600          8,982
----------------------------------------------------------------------------------
Gentex Corp. 1                                              1,000         17,150
----------------------------------------------------------------------------------
Lear Corp. 1,2                                              1,400         36,274
                                                                    --------------
                                                                          98,192
----------------------------------------------------------------------------------

AUTOMOBILES--0.0%
Thor Industries, Inc. 1                                       400         11,908
----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES--0.0%
DeVry, Inc.                                                   400         16,736
----------------------------------------------------------------------------------
Sotheby's 1                                                   500         14,455
                                                                    --------------
                                                                          31,191
----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--0.8%
Chipotle Mexican Grill, Inc., Cl. B 1,2                       603         58,545
----------------------------------------------------------------------------------
McDonald's Corp.                                            2,100        117,117
----------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                       300          6,204
----------------------------------------------------------------------------------
Yum! Brands, Inc.                                          19,100        710,711
                                                                    --------------
                                                                         892,577
----------------------------------------------------------------------------------

HOUSEHOLD DURABLES--0.3%
American Greetings Corp., Cl. A 1                             700         12,985
----------------------------------------------------------------------------------
KB Home 1                                                     600         14,838
----------------------------------------------------------------------------------
Lennar Corp., Cl. A 1                                       2,700         50,787
----------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                                   300         21,483
----------------------------------------------------------------------------------
NVR, Inc. 1,2                                                 100         59,750
----------------------------------------------------------------------------------
Pulte Homes, Inc. 1                                         4,500         65,475
----------------------------------------------------------------------------------
Ryland Group, Inc. (The) 1                                    400         13,156
----------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1                            200          2,200
----------------------------------------------------------------------------------
Toll Brothers, Inc. 1,2                                     2,300         54,004
                                                                    --------------
                                                                         294,678
----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--0.1%
Expedia, Inc. 1,2                                           1,100         24,079
----------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                         300         10,395
----------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                       200         24,172
                                                                    --------------
                                                                          58,646
----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS--0.0%
Callaway Golf Co. 1                                           500          7,340
----------------------------------------------------------------------------------
Eastman Kodak Co. 1                                         1,100         19,437
----------------------------------------------------------------------------------
Polaris Industries, Inc. 1                                    200          8,202
                                                                    --------------
                                                                          34,979
----------------------------------------------------------------------------------

MEDIA--2.0%
Clear Channel Communications, Inc.                         21,800        636,996
----------------------------------------------------------------------------------

                              1 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
MEDIA CONTINUED
----------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                                   100   $      2,479
----------------------------------------------------------------------------------
Dish Network Corp., Cl. A 2                                 4,200        120,666
----------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Cl. A 2                       300          7,734
----------------------------------------------------------------------------------
Gannett Co., Inc. 1                                           800         23,240
----------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                        500         16,000
----------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                          1,500         51,120
----------------------------------------------------------------------------------
Scholastic Corp. 2                                            300          9,081
----------------------------------------------------------------------------------
Time Warner, Inc.                                          40,400        566,408
----------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                       8,552        338,830
----------------------------------------------------------------------------------
Walt Disney Co. (The)                                      19,200        602,496
                                                                    --------------
                                                                       2,375,050
----------------------------------------------------------------------------------

MULTILINE RETAIL--0.1%
Big Lots, Inc. 1,2                                          1,700         37,910
----------------------------------------------------------------------------------
Dollar Tree, Inc. 2                                         1,000         27,590
----------------------------------------------------------------------------------
Family Dollar Stores, Inc. 1                                2,400         46,800
----------------------------------------------------------------------------------
Macy's, Inc.                                                1,500         34,590
                                                                    --------------
                                                                         146,890
----------------------------------------------------------------------------------

SPECIALTY RETAIL--2.2%
AutoNation, Inc. 1,2                                        3,000         44,910
----------------------------------------------------------------------------------
AutoZone, Inc. 2                                              100         11,383
----------------------------------------------------------------------------------
Best Buy Co., Inc.                                         20,200        837,492
----------------------------------------------------------------------------------
Buckle, Inc. (The) 1                                          100          4,473
----------------------------------------------------------------------------------
Gap, Inc. (The)                                            39,100        769,488
----------------------------------------------------------------------------------
Home Depot, Inc. (The)                                      7,400        206,978
----------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                 300          6,981
----------------------------------------------------------------------------------
Office Depot, Inc. 2                                        1,300         14,365
----------------------------------------------------------------------------------
RadioShack Corp. 1                                          2,600         42,250
----------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                       19,600        648,172
                                                                    --------------
                                                                       2,586,492
----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS--0.1%
Deckers Outdoor Corp. 2                                       100         10,782
----------------------------------------------------------------------------------
Fossil, Inc. 2                                                800         24,432
----------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1,2                                  700         12,145
----------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 1                              700         40,803
----------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 2                                   100          3,944
----------------------------------------------------------------------------------
Wolverine World Wide, Inc. 1                                  200          5,802
                                                                    --------------
                                                                          97,908
----------------------------------------------------------------------------------

CONSUMER STAPLES--5.2%
----------------------------------------------------------------------------------

BEVERAGES--1.1%
Central European Distribution Corp. 1,2                       300         17,457
----------------------------------------------------------------------------------
Coca-Cola Co. (The)                                        12,800        779,136
----------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 2                         1,000         17,670
----------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                      400         14,120
----------------------------------------------------------------------------------

                              2 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
BEVERAGES CONTINUED
PepsiCo, Inc.                                               6,920   $    499,624
                                                                    --------------
                                                                       1,328,007
----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--1.2%
Casey's General Stores, Inc.                                  300          6,780
----------------------------------------------------------------------------------
CVS Caremark Corp.                                          8,300        336,233
----------------------------------------------------------------------------------
Kroger Co. (The)                                           34,000        863,600
----------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                       3,700        194,916
                                                                    --------------
                                                                       1,401,529
----------------------------------------------------------------------------------

FOOD PRODUCTS--0.0%
Chiquita Brands International, Inc. 1,2                       500         11,555
----------------------------------------------------------------------------------
Darling International, Inc. 1,2                               900         11,655
----------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 1,2                             300         10,920
                                                                    --------------
                                                                          34,130
----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--1.7%
Procter & Gamble Co. (The)                                 27,465      1,924,473
----------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.0%
Chattem, Inc. 1,2                                             200         13,268
----------------------------------------------------------------------------------

TOBACCO--1.2%
Altria Group, Inc.                                         18,500        410,700
----------------------------------------------------------------------------------
Philip Morris International, Inc. 2                        18,500        935,730
----------------------------------------------------------------------------------
Universal Corp. 1                                             200         13,106
                                                                    --------------
                                                                       1,359,536
----------------------------------------------------------------------------------

ENERGY--23.1%
----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--5.0%
Baker Hughes, Inc.                                          9,000        616,500
----------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc. 1                           6,600        768,240
----------------------------------------------------------------------------------
Dril-Quip, Inc. 2                                             200          9,294
----------------------------------------------------------------------------------
ENSCO International, Inc.                                     600         37,572
----------------------------------------------------------------------------------
FMC Technologies, Inc. 1,2                                    500         28,445
----------------------------------------------------------------------------------
Halliburton Co.                                            27,900      1,097,307
----------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                  200          9,350
----------------------------------------------------------------------------------
Oil States International, Inc. 1,2                            200          8,962
----------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.                                  1,100         28,798
----------------------------------------------------------------------------------
Schlumberger Ltd.                                          26,400      2,296,800
----------------------------------------------------------------------------------
Seacor Holdings, Inc. 1,2                                     200         17,072
----------------------------------------------------------------------------------
Tidewater, Inc. 1                                             500         27,555
----------------------------------------------------------------------------------
Transocean, Inc. 2                                           6,400        865,280
                                                                    --------------
                                                                       5,811,175
----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS--18.1%
Anadarko Petroleum Corp.                                   15,600        983,268
----------------------------------------------------------------------------------
Apache Corp.                                                9,600      1,159,872
----------------------------------------------------------------------------------
Chesapeake Energy Corp. 1                                  14,700        678,405
----------------------------------------------------------------------------------
Chevron Corp.                                              36,901      3,149,869
----------------------------------------------------------------------------------
Cimarex Energy Co.                                            400         21,896
----------------------------------------------------------------------------------
ConocoPhillips                                             32,428      2,471,338
----------------------------------------------------------------------------------
Devon Energy Corp.                                          9,700      1,012,001
----------------------------------------------------------------------------------

                              3 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
----------------------------------------------------------------------------------
EOG Resources, Inc.                                         1,500   $    180,000
----------------------------------------------------------------------------------
Exxon Mobil Corp.                                          74,476      6,299,180
----------------------------------------------------------------------------------
Frontier Oil Corp. 1                                          600         16,356
----------------------------------------------------------------------------------
Hess Corp.                                                 10,500        925,890
----------------------------------------------------------------------------------
Holly Corp. 1                                                 300         13,023
----------------------------------------------------------------------------------
Marathon Oil Corp.                                         21,800        994,080
----------------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                                      600         16,206
----------------------------------------------------------------------------------
Murphy Oil Corp.                                            3,400        279,276
----------------------------------------------------------------------------------
Noble Energy, Inc. 1                                        4,600        334,880
----------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 24,400      1,785,348
----------------------------------------------------------------------------------
Stone Energy Corp. 2                                          300         15,693
----------------------------------------------------------------------------------
Valero Energy Corp.                                         6,600        324,126
----------------------------------------------------------------------------------
W&T Offshore, Inc. 1                                          400         13,644
----------------------------------------------------------------------------------
XTO Energy, Inc.                                            4,600        284,556
                                                                    --------------
                                                                      20,958,907
----------------------------------------------------------------------------------

FINANCIALS--16.8%
----------------------------------------------------------------------------------

CAPITAL MARKETS--3.9%
Ameriprise Financial, Inc.                                    100          5,185
----------------------------------------------------------------------------------
Apollo Investment Corp. 1                                     800         12,664
----------------------------------------------------------------------------------
Bank of New York Mellon Corp.                               5,100        212,823
----------------------------------------------------------------------------------
Charles Schwab Corp. (The)                                 25,300        476,399
----------------------------------------------------------------------------------
FCStone Group, Inc. 2                                         300          8,310
----------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                             4,300        711,177
----------------------------------------------------------------------------------
Invesco Ltd. 1                                              1,400         34,104
----------------------------------------------------------------------------------
Janus Capital Group, Inc.                                   2,000         46,540
----------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 2                           700         11,368
----------------------------------------------------------------------------------
Lazard Ltd., Cl. A                                            300         11,460
----------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. 1                           20,200        760,328
----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                  28,100      1,144,794
----------------------------------------------------------------------------------
Morgan Stanley                                              9,700        443,290
----------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                  500         10,355
----------------------------------------------------------------------------------
State Street Corp.                                          7,800        616,200
                                                                    --------------
                                                                       4,504,997
----------------------------------------------------------------------------------

COMMERCIAL BANKS--1.8%
PNC Financial Services Group, Inc.                          1,700        111,469
----------------------------------------------------------------------------------
U.S. Bancorp                                               16,625        537,985
----------------------------------------------------------------------------------
Wachovia Corp.                                             19,012        513,324
----------------------------------------------------------------------------------
Wells Fargo & Co.                                          34,700      1,009,770
                                                                    --------------
                                                                       2,172,548
----------------------------------------------------------------------------------

CONSUMER FINANCE--0.8%
Capital One Financial Corp. 1                              17,900        881,038
----------------------------------------------------------------------------------
Cash America International, Inc. 1                            400         14,560
----------------------------------------------------------------------------------
Discover Financial Services 1                               1,400         22,918
                                                                    --------------
                                                                         918,516
----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--3.5%
Bank of America Corp.                                      47,012      1,782,225
----------------------------------------------------------------------------------

                              4 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
----------------------------------------------------------------------------------
Citigroup, Inc.                                            21,177   $    453,611
----------------------------------------------------------------------------------
CME Group, Inc.                                               200         93,820
----------------------------------------------------------------------------------
JPMorgan Chase & Co.                                       39,104      1,679,517
----------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 1,2                              700         27,062
                                                                    --------------
                                                                       4,036,235
----------------------------------------------------------------------------------

INSURANCE--6.7%
ACE Ltd.                                                   11,700        644,202
----------------------------------------------------------------------------------
Allstate Corp.                                              9,300        446,958
----------------------------------------------------------------------------------
American International Group, Inc.                         20,537        888,225
----------------------------------------------------------------------------------
Aon Corp.                                                  12,000        482,400
----------------------------------------------------------------------------------
Arch Capital Group Ltd. 2                                     300         20,601
----------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd. 1                               600         15,828
----------------------------------------------------------------------------------
Assurant, Inc.                                                700         42,602
----------------------------------------------------------------------------------
Assured Guaranty Ltd. 1                                       500         11,870
----------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                    600         20,388
----------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                          700         19,383
----------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1,2                           170        760,393
----------------------------------------------------------------------------------
Chubb Corp.                                                17,500        865,900
----------------------------------------------------------------------------------
CNA Financial Corp. 1                                         500         12,895
----------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 1                         200          5,846
----------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                             400         14,640
----------------------------------------------------------------------------------
Everest Re Group Ltd.                                         200         17,906
----------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 1                1,100         20,163
----------------------------------------------------------------------------------
First American Corp. (The) 1                                1,400         47,516
----------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                             5,300        119,992
----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)               3,300        250,041
----------------------------------------------------------------------------------
HCC Insurance Holdings, Inc. 1                                700         15,883
----------------------------------------------------------------------------------
IPC Holdings Ltd. 1                                           400         11,200
----------------------------------------------------------------------------------
Lincoln National Corp.                                      7,000        364,000
----------------------------------------------------------------------------------
Loews Corp.                                                12,400        498,728
----------------------------------------------------------------------------------
Max Capital Group Ltd. 1                                      100          2,619
----------------------------------------------------------------------------------
Mercury General Corp.                                         200          8,862
----------------------------------------------------------------------------------
MetLife, Inc.                                               2,700        162,702
----------------------------------------------------------------------------------
National Financial Partners Corp.                             400          8,988
----------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                    400         18,912
----------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 1                                   400         14,700
----------------------------------------------------------------------------------
Partnerre Holdings Ltd. 1                                     300         22,890
----------------------------------------------------------------------------------
ProAssurance Corp. 2                                          200         10,766
----------------------------------------------------------------------------------
Prudential Financial, Inc.                                  9,400        735,550
----------------------------------------------------------------------------------
Reinsurance Group of America, Inc. 1                          300         16,332
----------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                   400         20,764
----------------------------------------------------------------------------------
Safeco Corp.                                                  400         17,552
----------------------------------------------------------------------------------
StanCorp Financial Group, Inc. 1                              300         14,313
----------------------------------------------------------------------------------
Torchmark Corp.                                               400         24,044
----------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                 21,100      1,009,635
----------------------------------------------------------------------------------
UnumProvident Corp.                                         1,500         33,015
----------------------------------------------------------------------------------

                              5 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
INSURANCE CONTINUED
XL Capital Ltd., Cl. A 1                                      700   $     20,685
                                                                    --------------
                                                                       7,739,889
----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                             2,000         76,340
----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Jones Lang LaSalle, Inc. 1                                    200         15,468
----------------------------------------------------------------------------------

HEALTH CARE--5.8%
----------------------------------------------------------------------------------

BIOTECHNOLOGY--0.6%
Amgen, Inc. 2                                              10,200        426,156
----------------------------------------------------------------------------------
Genentech, Inc. 2                                           3,900        316,602
----------------------------------------------------------------------------------
Martek Biosciences Corp. 1,2                                  100          3,057
                                                                    --------------
                                                                         745,815
----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--0.2%
Baxter International, Inc.                                  4,800        277,536
----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--2.0%
Aetna, Inc.                                                10,600        446,154
----------------------------------------------------------------------------------
Amedisys, Inc. 1,2                                            200          7,868
----------------------------------------------------------------------------------
AMERIGROUP Corp. 2                                            400         10,932
----------------------------------------------------------------------------------
AmerisourceBergen Corp.                                     1,100         45,078
----------------------------------------------------------------------------------
Centene Corp. 1,2                                             700          9,758
----------------------------------------------------------------------------------
CIGNA Corp.                                                 8,400        340,788
----------------------------------------------------------------------------------
Coventry Health Care, Inc. 2                                  900         36,315
----------------------------------------------------------------------------------
Express Scripts, Inc. 1,2                                     300         19,296
----------------------------------------------------------------------------------
Health Net, Inc. 2                                          1,200         36,960
----------------------------------------------------------------------------------
Healthspring, Inc. 1,2                                        800         11,264
----------------------------------------------------------------------------------
Humana, Inc. 2                                              4,600        206,356
----------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                  1,000         28,110
----------------------------------------------------------------------------------
Omnicare, Inc.                                              1,800         32,688
----------------------------------------------------------------------------------
Owens & Minor, Inc. 1                                         300         11,802
----------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                   30,382      1,043,926
----------------------------------------------------------------------------------
WellPoint, Inc. 1,2                                           167          7,370
                                                                    --------------
                                                                       2,294,665
----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--0.1%
Applera Corp./Applied Biosystems Group                        900         29,574
----------------------------------------------------------------------------------
Invitrogen Corp. 1,2                                          700         59,829
                                                                    --------------
                                                                          89,403
----------------------------------------------------------------------------------

PHARMACEUTICALS--2.9%
Abbott Laboratories                                         1,100         60,665
----------------------------------------------------------------------------------
Eli Lilly & Co.                                             2,400        123,816
----------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 2                       1,400         33,516
----------------------------------------------------------------------------------
Johnson & Johnson                                          19,700      1,277,939
----------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1,2                              4,600         40,020
----------------------------------------------------------------------------------
Merck & Co., Inc.                                          12,800        485,760
----------------------------------------------------------------------------------
Pfizer, Inc.                                               63,865      1,336,694
                                                                    --------------
                                                                       3,358,410

                              6 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
INDUSTRIALS--11.1%
----------------------------------------------------------------------------------

AEROSPACE & DEFENSE--2.4%
AAR Corp. 1,2                                                 400   $     10,908
----------------------------------------------------------------------------------
Boeing Co.                                                  7,700        572,649
----------------------------------------------------------------------------------
DRS Technologies, Inc.                                        300         17,484
----------------------------------------------------------------------------------
Esterline Technologies Corp. 2                                200         10,074
----------------------------------------------------------------------------------
Honeywell International, Inc.                              20,300      1,145,326
----------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                             900         98,406
----------------------------------------------------------------------------------
Northrop Grumman Corp.                                      2,400        186,744
----------------------------------------------------------------------------------
Raytheon Co.                                                1,000         64,610
----------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                               100          4,700
----------------------------------------------------------------------------------
TransDigm Group, Inc. 1,2                                     300         11,115
----------------------------------------------------------------------------------
Triumph Group, Inc. 1                                         200         11,386
----------------------------------------------------------------------------------
United Technologies Corp.                                   9,700        667,554
                                                                    --------------
                                                                       2,800,956
----------------------------------------------------------------------------------

AIRLINES--0.1%
Continental Airlines, Inc., Cl. B 1,2                       2,000         38,460
----------------------------------------------------------------------------------
Northwest Airlines Corp. 2                                    500          4,495
----------------------------------------------------------------------------------
SkyWest, Inc. 1                                               600         12,672
----------------------------------------------------------------------------------
Southwest Airlines Co. 1                                    2,800         34,720
----------------------------------------------------------------------------------
UAL Corp. 1                                                   900         19,377
                                                                    --------------
                                                                         109,724
----------------------------------------------------------------------------------

BUILDING PRODUCTS--0.1%
USG Corp. 1,2                                               1,200         44,184
----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--0.5%
ChoicePoint, Inc. 1,2                                         300         14,280
----------------------------------------------------------------------------------
Deluxe Corp. 1                                                500          9,605
----------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                          200         12,862
----------------------------------------------------------------------------------
Ikon Office Solutions, Inc. 1                                 900          6,840
----------------------------------------------------------------------------------
Manpower, Inc.                                                400         22,504
----------------------------------------------------------------------------------
Miller (Herman), Inc. 1                                       400          9,828
----------------------------------------------------------------------------------
Robert Half International, Inc.                             1,400         36,036
----------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 1                                    1,000         11,060
----------------------------------------------------------------------------------
United Stationers, Inc. 1,2                                   200          9,540
----------------------------------------------------------------------------------
Waste Management, Inc.                                     12,700        426,212
----------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings 1                                 300         17,025
                                                                    --------------
                                                                         575,792
----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV 1                                600         23,544
----------------------------------------------------------------------------------
EMCOR Group, Inc. 1,2                                         500         11,105
----------------------------------------------------------------------------------
KBR, Inc.                                                     800         22,184
----------------------------------------------------------------------------------
Perini Corp. 2                                                200          7,246
----------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1,2                                    300         14,142
----------------------------------------------------------------------------------
URS Corp. 1,2                                                 400         13,076
                                                                    --------------
                                                                          91,297

                              7 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.3%
Acuity Brands, Inc. 1                                         300   $     12,885
----------------------------------------------------------------------------------
Belden, Inc.                                                  300         10,596
----------------------------------------------------------------------------------
Emerson Electric Co.                                        5,100        262,446
----------------------------------------------------------------------------------
Evergreen Solar, Inc. 1,2                                   1,100         10,197
----------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                               800         12,968
----------------------------------------------------------------------------------
Regal-Beloit Corp. 1                                          300         10,989
----------------------------------------------------------------------------------
Smith (A.O.) Corp. 1                                          300          9,861
----------------------------------------------------------------------------------
Thomas & Betts Corp. 1,2                                      500         18,185
----------------------------------------------------------------------------------
Woodward Governor Co. 1                                       300          8,016
                                                                    --------------
                                                                         356,143
----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--4.8%
3M Co.                                                      9,300        736,095
----------------------------------------------------------------------------------
General Electric Co.                                       93,100      3,445,631
----------------------------------------------------------------------------------
Teleflex, Inc.                                                200          9,542
----------------------------------------------------------------------------------
Textron, Inc.                                               7,700        426,734
----------------------------------------------------------------------------------
Tyco International Ltd.                                    21,525        948,176
----------------------------------------------------------------------------------
Walter Industries, Inc. 1                                     300         18,789
                                                                    --------------
                                                                       5,584,967
----------------------------------------------------------------------------------

MACHINERY--2.6%
Actuant Corp., Cl. A 1                                        400         12,084
----------------------------------------------------------------------------------
Barnes Group, Inc. 1                                          500         11,475
----------------------------------------------------------------------------------
Briggs & Stratton Corp. 1                                     700         12,530
----------------------------------------------------------------------------------
Caterpillar, Inc.                                          20,200      1,581,458
----------------------------------------------------------------------------------
Crane Co.                                                     300         12,105
----------------------------------------------------------------------------------
Cummins, Inc.                                               4,100        191,962
----------------------------------------------------------------------------------
Deere & Co.                                                 3,900        313,716
----------------------------------------------------------------------------------
Eaton Corp.                                                 3,000        239,010
----------------------------------------------------------------------------------
Gardner Denver, Inc. 2                                        300         11,130
----------------------------------------------------------------------------------
IDEX Corp.                                                    300          9,207
----------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                            4,700        209,526
----------------------------------------------------------------------------------
Paccar, Inc.                                                3,300        148,500
----------------------------------------------------------------------------------
Parker-Hannifin Corp.                                       2,900        200,883
----------------------------------------------------------------------------------
Pentair, Inc. 1                                               300          9,570
----------------------------------------------------------------------------------
Robbins & Myers, Inc. 1                                       400         13,060
----------------------------------------------------------------------------------
SPX Corp.                                                     100         10,490
----------------------------------------------------------------------------------
Timken Co. 1                                                  600         17,832
----------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A 1                       300          8,409
                                                                    --------------
                                                                       3,012,947
----------------------------------------------------------------------------------

MARINE--0.0%
TBS International Ltd., Cl. A 1,2                             400         12,080
----------------------------------------------------------------------------------

ROAD & RAIL--0.2%
Norfolk Southern Corp.                                      1,800         97,776
----------------------------------------------------------------------------------
Ryder Systems, Inc.                                           300         18,273
----------------------------------------------------------------------------------
Union Pacific Corp.                                         1,200        150,456
                                                                    --------------
                                                                         266,505


                              8 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.0%
Applied Industrial Technologies, Inc. 1                       400   $     11,956
----------------------------------------------------------------------------------
United Rentals, Inc. 2                                        700         13,188
                                                                    --------------
                                                                          25,144
----------------------------------------------------------------------------------

INFORMATION TECHNOLOGY--23.7%
----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--3.6%
Blue Coat Systems, Inc. 1,2                                   500         11,020
----------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                      64,100      1,544,169
----------------------------------------------------------------------------------
CommScope, Inc. 1,2                                         1,200         41,796
----------------------------------------------------------------------------------
EchoStar Holding Corp. 1,2                                  1,120         33,085
----------------------------------------------------------------------------------
Foundry Networks, Inc. 1,2                                  2,700         31,266
----------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                          1,400         10,640
----------------------------------------------------------------------------------
Harris Corp.                                                  500         24,265
----------------------------------------------------------------------------------
JDS Uniphase Corp. 1,2                                      1,300         17,407
----------------------------------------------------------------------------------
Plantronics, Inc. 1                                           600         11,586
----------------------------------------------------------------------------------
QUALCOMM, Inc.                                             58,000      2,378,000
----------------------------------------------------------------------------------
Tellabs, Inc. 2                                             3,500         19,075
                                                                    --------------
                                                                       4,122,309
----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS--7.0%
Apple, Inc. 2                                              18,300      2,626,050
----------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 2                      2,300         16,790
----------------------------------------------------------------------------------
Hewlett-Packard Co.                                        65,700      2,999,862
----------------------------------------------------------------------------------
International Business Machines Corp.                      16,400      1,888,296
----------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1,2                      1,400         43,008
----------------------------------------------------------------------------------
NCR Corp. 2                                                 2,100         47,943
----------------------------------------------------------------------------------
SanDisk Corp. 2                                             1,100         24,827
----------------------------------------------------------------------------------
Seagate Technology 1                                       20,100        420,894
----------------------------------------------------------------------------------
Teradata Corp. 2                                              700         15,442
----------------------------------------------------------------------------------
Western Digital Corp. 2                                     1,100         29,744
                                                                    --------------
                                                                       8,112,856
----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--0.3%
Agilent Technologies, Inc. 2                                7,800        232,674
----------------------------------------------------------------------------------
Arrow Electronics, Inc. 2                                   1,500         50,475
----------------------------------------------------------------------------------
Avnet, Inc. 2                                               1,600         52,368
----------------------------------------------------------------------------------
Benchmark Electronics, Inc. 2                                 600         10,770
----------------------------------------------------------------------------------
Molex, Inc.                                                   800         18,528
----------------------------------------------------------------------------------
Plexus Corp. 1,2                                              500         14,025
----------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                            300         13,470
                                                                    --------------
                                                                         392,310
----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--2.0%
Bankrate, Inc. 1,2                                            300         14,967
----------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                       5,100      2,246,397
----------------------------------------------------------------------------------
Open Text Corp. 1,2                                           400         12,524
----------------------------------------------------------------------------------

                              9 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Sohu.com, Inc. 2                                              300   $     13,539
                                                                    --------------
                                                                       2,287,427
----------------------------------------------------------------------------------

IT SERVICES--0.9%
Accenture Ltd., Cl. A                                      10,300        362,251
----------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1,2                 400         20,044
----------------------------------------------------------------------------------
Computer Sciences Corp. 2                                   1,300         53,027
----------------------------------------------------------------------------------
Convergys Corp. 2                                             800         12,048
----------------------------------------------------------------------------------
CyberSource Corp. 2                                           300          4,383
----------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                         700         46,018
----------------------------------------------------------------------------------
Electronic Data Systems Corp.                              14,200        236,430
----------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1,2                                   500          9,630
----------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                   1,000         39,770
----------------------------------------------------------------------------------
SAIC, Inc. 1,2                                                900         16,731
----------------------------------------------------------------------------------
Visa, Inc., Cl. A. 1,2                                      4,280        266,901
----------------------------------------------------------------------------------
Wright Express Corp. 1,2                                      100          3,073
                                                                    --------------
                                                                       1,070,306
----------------------------------------------------------------------------------

OFFICE ELECTRONICS--0.2%
Xerox Corp. 1                                              19,200        287,424
----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Altera Corp.                                                1,200         22,116
----------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                  1,200         12,840
----------------------------------------------------------------------------------
Analog Devices, Inc.                                        4,800        141,696
----------------------------------------------------------------------------------
Applied Materials, Inc.                                    38,500        751,135
----------------------------------------------------------------------------------
Atmel Corp. 2                                               2,200          7,656
----------------------------------------------------------------------------------
Broadcom Corp., Cl. A 2                                      1,700         32,759
----------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1,2                             1,100         25,971
----------------------------------------------------------------------------------
Diodes, Inc. 2                                                100          2,196
----------------------------------------------------------------------------------
Intel Corp.                                               118,700      2,514,066
----------------------------------------------------------------------------------
Intersil Corp., Cl. A 1                                     1,800         46,206
----------------------------------------------------------------------------------
KLA-Tencor Corp.                                              800         29,680
----------------------------------------------------------------------------------
Lam Research Corp. 1,2                                        900         34,398
----------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 2                          10,800        765,720
----------------------------------------------------------------------------------
Novellus Systems, Inc. 2                                    2,000         42,100
----------------------------------------------------------------------------------
NVIDIA Corp. 2                                              9,400        186,026
----------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                             800         13,456
----------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                        1,400          7,980
----------------------------------------------------------------------------------
Semtech Corp. 1,2                                           1,000         14,330
----------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                       300          6,801
----------------------------------------------------------------------------------
Silicon Laboratories, Inc. 2                                  400         12,616
----------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                1,500         10,920
----------------------------------------------------------------------------------
Texas Instruments, Inc.                                    38,200      1,079,914
----------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1,2         1,300         36,595
----------------------------------------------------------------------------------
Xilinx, Inc.                                                2,600         61,750
                                                                    --------------
                                                                       5,858,927

                              10 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
SOFTWARE--4.6%
Activision, Inc. 1,2                                        2,100   $     57,351
----------------------------------------------------------------------------------
Adobe Systems, Inc. 2                                       8,000        284,720
----------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                     300         12,786
----------------------------------------------------------------------------------
Ansys, Inc. 1,2                                               400         13,808
----------------------------------------------------------------------------------
Autodesk, Inc. 2                                            1,500         47,220
----------------------------------------------------------------------------------
BEA Systems, Inc. 2                                         4,300         82,345
----------------------------------------------------------------------------------
BMC Software, Inc. 2                                        1,900         61,788
----------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1,2                            3,200         34,176
----------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 2                    1,300         29,120
----------------------------------------------------------------------------------
Compuware Corp. 2                                           5,300         38,902
----------------------------------------------------------------------------------
McAfee, Inc. 1,2                                            1,500         49,635
----------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                    1,000         33,660
----------------------------------------------------------------------------------
Microsoft Corp.                                           120,400      3,416,952
----------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                100          7,399
----------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 2                               400          9,020
----------------------------------------------------------------------------------
Novell, Inc. 2                                              6,900         43,401
----------------------------------------------------------------------------------
Oracle Corp. 2                                             38,200        747,192
----------------------------------------------------------------------------------
Quest Software, Inc. 1,2                                      700          9,149
----------------------------------------------------------------------------------
Sybase, Inc. 1,2                                              800         21,040
----------------------------------------------------------------------------------
Symantec Corp. 2                                           17,500        290,850
----------------------------------------------------------------------------------
TIBCO Software, Inc. 1,2                                    1,400          9,996
                                                                    --------------
                                                                       5,300,510
----------------------------------------------------------------------------------

MATERIALS--5.8%
----------------------------------------------------------------------------------

CHEMICALS--1.5%
Ashland, Inc.                                                 400         18,920
----------------------------------------------------------------------------------
CF Industries Holdings, Inc. 1                                300         31,086
----------------------------------------------------------------------------------
Cytec Industries, Inc. 1                                      300         16,155
----------------------------------------------------------------------------------
Hercules, Inc. 1                                              700         12,803
----------------------------------------------------------------------------------
Minerals Technologies, Inc. 1                                 100          6,280
----------------------------------------------------------------------------------
Monsanto Co.                                               13,900      1,549,850
----------------------------------------------------------------------------------
NewMarket Corp. 1                                             200         15,090
----------------------------------------------------------------------------------
OM Group, Inc. 1,2                                            200         10,908
----------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                  1,100         39,083
                                                                    --------------
                                                                       1,700,175
----------------------------------------------------------------------------------

CONTAINERS & PACKAGING--0.0%
Greif, Inc., Cl. A 1                                          100          6,793
----------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 1                                        500         14,985
                                                                    --------------
                                                                          21,778
----------------------------------------------------------------------------------

METALS & MINING--4.2%
AK Steel Holding Corp. 1                                      900         48,978
----------------------------------------------------------------------------------
Alcoa, Inc.                                                27,800      1,002,468
----------------------------------------------------------------------------------
Carpenter Technology Corp.                                    600         33,582
----------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                      200         13,248
----------------------------------------------------------------------------------

                              11 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
----------------------------------------------------------------------------------
METALS & MINING CONTINUED
----------------------------------------------------------------------------------
Compass Minerals International, Inc. 1                        200   $     11,796
----------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                11,300      1,087,286
----------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                        1,200         13,392
----------------------------------------------------------------------------------
Kaiser Aluminum Corp. 1                                       100          6,930
----------------------------------------------------------------------------------
Nucor Corp.                                                13,800        934,812
----------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                 700         41,902
----------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 1                            200         14,204
----------------------------------------------------------------------------------
Southern Copper Corp. 1                                     7,500        778,725
----------------------------------------------------------------------------------
United States Steel Corp.                                   6,900        875,403
----------------------------------------------------------------------------------
Worthington Industries, Inc. 1                                700         11,809
                                                                    --------------
                                                                       4,874,535
----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS--0.1%
AbitibiBowater, Inc. 1                                        600          7,746
----------------------------------------------------------------------------------
Domtar Corp. 1,2                                            1,300          8,879
----------------------------------------------------------------------------------
International Paper Co.                                     3,200         87,040
                                                                    --------------
                                                                         103,665
----------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES--2.1%
----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
AT&T, Inc.                                                 48,800      1,869,040
----------------------------------------------------------------------------------
CenturyTel, Inc.                                            1,300         43,212
----------------------------------------------------------------------------------
Qwest Communications International, Inc. 1                  7,000         31,710
----------------------------------------------------------------------------------
Verizon Communications, Inc.                               10,500        382,725
                                                                    --------------
                                                                       2,326,687
----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Sprint Nextel Corp. 1                                       8,586         57,440
----------------------------------------------------------------------------------

Telephone & Data Systems, Inc. 1                              700         27,489
                                                                    --------------
                                                                          84,929
----------------------------------------------------------------------------------

UTILITIES--0.0%
----------------------------------------------------------------------------------

ENERGY TRADERS--0.0%
Mirant Corp. 1,2                                            1,000         36,390
----------------------------------------------------------------------------------

GAS UTILITIES--0.0%
Northwest Natural Gas Co. 1                                   100          4,344
----------------------------------------------------------------------------------

WGL Holdings, Inc.                                            200          6,413
                                                                    --------------
                                                                          10,757
                                                                    --------------
Total Common Stocks (Cost $117,793,173)                              115,160,082
----------------------------------------------------------------------------------

PREFERRED STOCKS--0.0%
Wachovia Corp., Dividend Equalization Preferred
Shares 2,3 (Cost $0)                                        2,000              4
----------------------------------------------------------------------------------

INVESTMENT COMPANY--0.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 4,5 (Cost $542,826)                                 542,826        542,826

                              12 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $118,335,999)                                                       $ 115,702,912
-----------------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT
-----------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--6.5% 6
Undivided interest of 0.11% in joint repurchase agreement
(Principal Amount/Value $7,000,000,000 with a maturity
value  of $7,000,486,111) with Barclays Capital, 2.50%,
dated 3/31/08, to be repurchased at $7,566,427 on 4/1/08,
collateralized by U.S. Agency Mortgages, 0%-6.40%,
3/1/28-3/1/38, with a value of $7,140,000,000
(Cost $7,565,902)                                           $ 7,565,902        7,565,902
------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $125,901,901)                   106.3%     123,268,814
------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                              (6.3)      (7,358,138)
                                                            ------------------------------
Net Assets                                                        100.0%   $ 115,910,676
                                                            ==============================

Footnotes to Statement of Investments

1.    Partial or fully-loaned security. See accompanying Notes.

2.    Non-income producing security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $4, which represents less than 0.005% of the Portfolio's net assets. See accompanying Notes.

4. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES          GROSS      GROSS         SHARES
                                                          DECEMBER 31, 2007  ADDITIONS  REDUCTIONS  MARCH 31, 2008
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             643,145       5,484,484   5,584,803       542,826

                                                                                                        DIVIDEND
                                                                                           VALUE         INCOME
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $  542,826        $8,347

5.    Rate shown is the 7-day yield as of March 31, 2008.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                              13 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

                                                        INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                          SECURITIES      INSTRUMENTS*
----------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                 $  123,268,814        $ --
Level 2 - Other Significant Observable Inputs                       --          --
Level 3 - Significant Unobservable Inputs                           --          --
                                                        --------------------------------
    TOTAL                                               $  123,268,814        $ --
                                                        ================================

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

Notes to Statement of Investments

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                              14 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

                              15 | GROWTH PORTFOLIO

Growth Portfolio

STATEMENT OF INVESTMENTS MARCH 31, 2008 / UNAUDITED
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Portfolio had on loan securities valued at $7,437,892. Collateral of $7,566,799 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 126,700,460
                                              =============

Gross unrealized appreciation                 $   5,892,610

Gross unrealized depreciation                    (9,324,256)
                                              -------------
Net unrealized depreciation                   $  (3,431,646)
                                              =============

                              16 | GROWTH PORTFOLIO



Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
-------------------------------------------------------------------------------

                                                                                   SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS -- 93.3%
----------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 17.1%
----------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.2%
Continental AG                                                                     45,817              $   4,706,765
----------------------------------------------------------------------------------------------------------------------
AUTOMOBILES -- 3.1%
Bayerische Motoren Werke (BMW) AG                                                  48,040                  2,657,555
----------------------------------------------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                                                      1,077,800                  2,856,959
----------------------------------------------------------------------------------------------------------------------
Honda Motor Co.                                                                    54,420                  1,559,706
----------------------------------------------------------------------------------------------------------------------
Porsche Automobil Holding                                                          12,040                  2,217,382
----------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                 52,400                  2,640,797
                                                                                                       ---------------
                                                                                                          11,932,399

----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
Dignity plc                                                                        88,380                  1,349,721
----------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 0.8%
Carnival Corp.                                                                     51,100                  2,068,528
----------------------------------------------------------------------------------------------------------------------
William Hill plc                                                                  118,885                    886,559
                                                                                                       ---------------
                                                                                                           2,955,087

----------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 2.2%
Daito Trust Construction Co. Ltd.                                                  49,703                  2,570,663
----------------------------------------------------------------------------------------------------------------------
Groupe SEB SA                                                                      18,252                  3,335,966
----------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                         67,200                  2,688,124
                                                                                                       ---------------
                                                                                                           8,594,753

----------------------------------------------------------------------------------------------------------------------
MEDIA -- 3.0%
British Sky Broadcasting Group plc                                                115,888                  1,284,267
----------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                   86,100                  2,087,064
----------------------------------------------------------------------------------------------------------------------
Mediaset SpA                                                                      305,100                  2,822,636
----------------------------------------------------------------------------------------------------------------------
Societe Television Francaise 1                                                     74,350                  1,635,111
----------------------------------------------------------------------------------------------------------------------
Vivendi SA                                                                         54,580                  2,132,671
----------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                280,400                  1,727,079
                                                                                                       ---------------
                                                                                                          11,688,828

----------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL -- 0.9%
Next plc                                                                           77,530                  1,752,569
----------------------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                                        9,860                  1,460,919
                                                                                                       ---------------
                                                                                                           3,213,488

----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 2.5%
Carphone Warehouse plc (The)                                                      400,890                  2,267,522
----------------------------------------------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, Cl. B                                                     61,500                  3,777,864
----------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                      67,000                  3,722,281
                                                                                                       ---------------
                                                                                                           9,767,667

----------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.0%
Burberry Group plc                                                                337,798                  3,020,184
----------------------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont AG, A Shares                                        40,824                  2,289,696
----------------------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                                87,700                  2,211,157
----------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                  17,390                  1,935,547
----------------------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                                        8,373                  2,238,477
                                                                                                       ---------------
                                                                                                          11,695,061

----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.2%
----------------------------------------------------------------------------------------------------------------------
BEVERAGES -- 1.8%
C&C Group plc                                                                     297,400                  1,854,612
----------------------------------------------------------------------------------------------------------------------

                  1 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                                   SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
----------------------------------------------------------------------------------------------------------------------
Foster's Group Ltd.                                                               107,785              $     504,345
----------------------------------------------------------------------------------------------------------------------
Heineken NV                                                                        26,900                  1,562,418
----------------------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                                   28,570                  2,939,046
                                                                                                       ---------------
                                                                                                           6,860,421

----------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.6%
William Morrison Supermarkets plc                                                 157,954                    863,956
----------------------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                                    60,106                  1,592,998
                                                                                                       ---------------
                                                                                                           2,456,954

----------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.1%
Barry Callebaut AG 1                                                                6,200                  5,369,046
----------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes plc                                                              94,454                  1,037,575
----------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                           3,348                  1,672,989
                                                                                                       ---------------
                                                                                                           8,079,610

----------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 0.7%
L'Oreal SA                                                                         22,100                  2,806,593
----------------------------------------------------------------------------------------------------------------------
ENERGY -- 4.6%
----------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
Technip SA                                                                         69,160                  5,352,369
----------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 3.2%
BG Group plc                                                                      233,820                  5,415,443
----------------------------------------------------------------------------------------------------------------------
BP plc, ADR                                                                        33,100                  2,007,515
----------------------------------------------------------------------------------------------------------------------
Total SA                                                                           46,400                  3,445,882
----------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                                      49,600                  1,525,696
                                                                                                       ---------------
                                                                                                          12,394,536

----------------------------------------------------------------------------------------------------------------------
FINANCIALS -- 10.9%
----------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.2%
3i Group plc                                                                       88,349                  1,455,329
----------------------------------------------------------------------------------------------------------------------
Collins Stewart plc                                                               755,785                  1,841,201
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                22,885                  1,164,874
----------------------------------------------------------------------------------------------------------------------
ICAP plc                                                                          100,360                  1,133,325
----------------------------------------------------------------------------------------------------------------------
Mediobanca SpA                                                                     52,400                  1,074,621
----------------------------------------------------------------------------------------------------------------------
Tullett Prebon plc                                                                600,000                  5,671,106
                                                                                                       ---------------
                                                                                                          12,340,456

----------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 3.3%
Anglo Irish Bank Corp.                                                            331,000                  4,415,702
----------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                     77,725                  2,968,318
----------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                            319,910                  2,141,220
----------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                            16,154                  1,581,710
----------------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                                          84,350                    560,638
----------------------------------------------------------------------------------------------------------------------
UniCredito SpA 2                                                                  156,800                  1,049,608
                                                                                                       ---------------
                                                                                                          12,717,196

----------------------------------------------------------------------------------------------------------------------
INSURANCE -- 2.1%
Allianz SE                                                                         10,252                  2,035,801
----------------------------------------------------------------------------------------------------------------------
AMP Ltd.                                                                          169,956                  1,223,623
----------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                     98,249                  1,297,650
----------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.                                                          174,854                  3,549,143
                                                                                                       ---------------
                                                                                                           8,106,217

                  2 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                                   SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.2%
DIC Asset AG                                                                       53,573              $   1,782,073
----------------------------------------------------------------------------------------------------------------------
Solidere, GDR 2                                                                    25,380                    560,898
----------------------------------------------------------------------------------------------------------------------
Solidere, GDR 2,3                                                                 100,420                  2,219,282
                                                                                                       ---------------
                                                                                                           4,562,253

----------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
Housing Development Finance Corp. Ltd.                                             44,900                  2,676,862
----------------------------------------------------------------------------------------------------------------------
Paragon Group Cos. plc                                                            796,652                  1,541,540
                                                                                                       ---------------
                                                                                                           4,218,402

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE -- 14.5%
----------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.5%
CSL Ltd.                                                                           88,400                  2,981,918
----------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,4                                                        210,000                    504,000
----------------------------------------------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                                                        330,600                    793,440
----------------------------------------------------------------------------------------------------------------------
NeuroSearch AS 1                                                                   74,983                  4,310,006
----------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                        294,138                  4,207,212
----------------------------------------------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                                                          7,793                    588,144
                                                                                                       ---------------
                                                                                                          13,384,720

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 7.0%
Essilor International SA                                                           28,620                  1,870,166
----------------------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG 5                                                          9,656                  2,246,034
----------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                169,490                  2,241,949
----------------------------------------------------------------------------------------------------------------------
Sonova Holding AG                                                                  34,989                  3,209,644
----------------------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                                7,190                  2,052,527
----------------------------------------------------------------------------------------------------------------------
Synthes, Inc.                                                                      40,000                  5,594,603
----------------------------------------------------------------------------------------------------------------------
Terumo Corp.                                                                       47,100                  2,457,063
----------------------------------------------------------------------------------------------------------------------
William Demant Holding AS 1                                                        95,200                  7,608,502
                                                                                                       ---------------
                                                                                                          27,280,488

----------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 1.2%
Sonic Healthcare Ltd.                                                             377,400                  4,742,463
----------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY -- 0.1%
Ortivus AB, Cl. B 1                                                               279,600                    307,893
----------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES -- 0.3%
Art Advanced Research Technologies, Inc. 1                                        270,100                     35,524
----------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc. 1,3                                      898,700                    118,198
----------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 1 1                              360,333                     47,391
----------------------------------------------------------------------------------------------------------------------
Art Advanced Research Technologies, Inc., Series 2 1                              113,634                     14,945
----------------------------------------------------------------------------------------------------------------------
BTG plc 1                                                                         340,374                    580,947
----------------------------------------------------------------------------------------------------------------------
Proteome Systems Ltd. 1                                                         1,623,050                    219,758
                                                                                                       ---------------
                                                                                                           1,016,763

----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.4%
Astellas Pharma, Inc.                                                              17,400                    673,796
----------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                23,261                    492,116
----------------------------------------------------------------------------------------------------------------------
Novogen Ltd. 1                                                                  1,089,513                  1,042,864
----------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                   17,073                  3,213,114
----------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                  22,845                  1,713,889
----------------------------------------------------------------------------------------------------------------------

                  3 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                                   SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
----------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                58,000              $     990,329
----------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                                                     26,100                  1,319,808
                                                                                                       ---------------
                                                                                                           9,445,916

----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS -- 16.4%
----------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
Empresa Brasileira de Aeronautica SA                                              361,126                  3,564,542
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 3.0%
Capita Group plc                                                                  539,600                  7,266,132
----------------------------------------------------------------------------------------------------------------------
Experian Group Ltd.                                                               187,561                  1,366,124
----------------------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                                  72,500                  3,041,198
                                                                                                       ---------------
                                                                                                          11,673,454

----------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING -- 2.2%
Koninklijke Boskalis Westminster NV                                                61,691                  3,552,972
----------------------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                                            101,182                  3,977,101
----------------------------------------------------------------------------------------------------------------------
Vinci SA                                                                           14,410                  1,041,717
                                                                                                       ---------------
                                                                                                           8,571,790

----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 5.0%
ABB Ltd.                                                                          348,384                  9,381,638
----------------------------------------------------------------------------------------------------------------------
Alstom                                                                             29,880                  6,477,829
----------------------------------------------------------------------------------------------------------------------
Ceres Power Holdings plc 1                                                        397,750                  1,381,433
----------------------------------------------------------------------------------------------------------------------
Ushio, Inc.                                                                        98,200                  1,870,399
                                                                                                       ---------------
                                                                                                          19,111,299

----------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.1%
Koninklijke (Royal) Philips Electronics NV 5                                       33,600                  1,285,310
----------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                         25,125                  2,744,508
                                                                                                       ---------------
                                                                                                           4,029,818

----------------------------------------------------------------------------------------------------------------------
MACHINERY -- 3.1%
Aalberts Industries NV                                                            258,324                  5,522,027
----------------------------------------------------------------------------------------------------------------------
Demag Cranes AG                                                                    45,060                  2,057,333
----------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                   9,893                  3,701,072
----------------------------------------------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                                             32,073                    658,791
                                                                                                       ---------------
                                                                                                          11,939,223

----------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.1%
Bunzl plc                                                                         258,849                  3,644,856
----------------------------------------------------------------------------------------------------------------------
Wolseley plc                                                                       68,950                    725,257
                                                                                                       ---------------
                                                                                                           4,370,113

----------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.0%
----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.8%
Nokia Oyj                                                                          51,800                  1,647,949
----------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                      301,700                  4,534,051
----------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                       2,275,000                  4,464,350
                                                                                                       ---------------
                                                                                                          10,646,350

----------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 0.7%
Logitech International SA 1                                                       104,573                  2,647,231
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.2%
Hoya Corp.                                                                        116,600                  2,763,818
----------------------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                                    26,921                  1,064,385
----------------------------------------------------------------------------------------------------------------------

                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                                   SHARES                      VALUE
----------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
----------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                      16,290              $   3,797,902
----------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                        73,600                  4,598,170
----------------------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                                     65,000                  1,018,923
----------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                        52,786                  1,095,392
----------------------------------------------------------------------------------------------------------------------
Phoenix Mecano AG                                                                   4,170                  2,094,238
                                                                                                       ---------------
                                                                                                          16,432,828

----------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES -- 2.5%
United Internet AG                                                                 55,273                  1,199,861
----------------------------------------------------------------------------------------------------------------------
Yahoo! Japan Corp.                                                                 16,079                  8,460,072
                                                                                                       ---------------
                                                                                                           9,659,933

----------------------------------------------------------------------------------------------------------------------
IT SERVICES -- 0.6%
Infosys Technologies Ltd.                                                          69,264                  2,495,061
----------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS -- 0.7%
Canon, Inc.                                                                        58,650                  2,717,864
----------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
ASM International NV                                                               63,100                  1,169,243
----------------------------------------------------------------------------------------------------------------------
SOFTWARE -- 4.2%
Autonomy Corp. plc 1                                                              255,221                  4,652,400
----------------------------------------------------------------------------------------------------------------------
Compugroup Holding AG 1                                                            85,623                  1,155,771
----------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                         32,100                  1,130,705
----------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                  12,000                  6,216,438
----------------------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                                              266,120                    993,454
----------------------------------------------------------------------------------------------------------------------
SAP AG                                                                             41,852                  2,074,727
                                                                                                       ---------------
                                                                                                          16,223,495

----------------------------------------------------------------------------------------------------------------------
MATERIALS -- 7.3%
----------------------------------------------------------------------------------------------------------------------
CHEMICALS -- 2.7%
Filtrona plc                                                                      207,115                    707,003
----------------------------------------------------------------------------------------------------------------------
Nufarm Ltd.                                                                       282,616                  4,453,357
----------------------------------------------------------------------------------------------------------------------
Sika AG                                                                               985                  1,934,095
----------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                        11,506                  3,371,509
                                                                                                       ---------------
                                                                                                          10,465,964

----------------------------------------------------------------------------------------------------------------------
METALS & MINING -- 4.6%
Companhia Vale do Rio Doce, Sponsored ADR                                         261,500                  7,622,725
----------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                     148,200                  5,699,014
----------------------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                                      42,191                  4,381,795
                                                                                                       ---------------
                                                                                                          17,703,534

----------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.0%
----------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
KDDI Corp.                                                                            265                  1,637,925
----------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                681,992                  2,042,443
                                                                                                       ---------------
                                                                                                           3,680,368

----------------------------------------------------------------------------------------------------------------------
UTILITIES -- 0.3%
----------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
Fortum Oyj 1                                                                       32,400                  1,320,224
                                                                                                       ---------------
Total Common Stocks (Cost $257,454,014)                                                                  360,399,353


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

                                                                                                UNITS          VALUE
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES -- 0.0%
----------------------------------------------------------------------------------------------------------------------

Marshall Edwards, Inc. Wts.:
Exp. 7/11/10 1                                                                                 89,460  $      81,284
Exp. 8/6/12 1                                                                                   7,500         44,135
                                                                                                       ---------------
Total Rights, Warrants and Certificates (Cost $0)                                                            125,419

                                                                                               SHARES
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 5.9%
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 6,7 (Cost $22,556,427)                                                               22,556,427     22,556,427
----------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments
Purchased with Cash Collateral from Securities Loaned)
(Cost $280,010,441)                                                                                      383,081,199


                                                                                            PRINCIPAL
                                                                                               AMOUNT
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED -- 0.8% 8
----------------------------------------------------------------------------------------------------------------------

Undivided interest of 0.05% in joint repurchase agreement (Principal
Amount/Value $7,000,000,000 with a maturity value of $7,000,486,111) with
Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $3,198,740 on
4/1/08, collateralized by U.S. Agency Mortgages, 0%-6.40%, 3/1/28-3/1/38, with a
value of $7,140,000,000 (Cost $3,198,518)                                                $  3,198,518      3,198,518
-----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $283,208,959)                                                 100.0%   386,279,717
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                   0.0        122,073
                                                                                         ------------------------------
NET ASSETS                                                                                      100.0% $ 386,401,790
                                                                                         ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,130,920 or 0.81% of the Fund's net assets as of March 31, 2008.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $504,000, which represents 0.13% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                 ACQUISITION                                       UNREALIZED
SECURITY                                DATE              COST         VALUE     DEPRECIATION
-----------------------------------------------------------------------------------------------
Marshall Edwards, Inc.              12/28/05       $ 1,496,007     $ 504,000     $    992,007

5. Partial or fully-loaned security. See accompanying Notes.

6. Rate shown is the 7-day yield as of March 31, 2008.

7. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES               GROSS          GROSS             SHARES
                                                     DECEMBER 31, 2007           ADDITIONS     REDUCTIONS     MARCH 31, 2008
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          26,050,266          23,423,137     26,916,976         22,556,427

                                                                                                                    DIVIDEND
                                                                                                    VALUE             INCOME
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                           $ 22,556,427          $ 230,522

                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                   INVESTMENTS IN     OTHER FINANCIAL
VALUATION INPUTS                                       SECURITIES        INSTRUMENTS*
----------------------------------------------------------------------------------------
Level 1 - Quoted Prices                            $  285,861,138     $        (1,177)
Level 2 - Other Significant Observable Inputs         100,418,579                  --
Level 3 - Significant Unobservable Inputs                      --                  --
                                                   -------------------------------------
    TOTAL                                          $  386,279,717     $        (1,177)
                                                   =====================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                     VALUE       PERCENT
---------------------------------------------------------------------------------------------------------------
United Kingdom                                                                  $  64,076,467          16.6%
Japan                                                                              51,931,070          13.4
Switzerland                                                                        49,067,859          12.7
France                                                                             41,936,627          10.9
United States                                                                      29,246,332           7.6
Australia                                                                          24,287,570           6.3
Germany                                                                            23,192,414           6.0
The Netherlands                                                                    13,091,970           3.4
Denmark                                                                            11,918,508           3.1
Brazil                                                                             11,187,267           2.9
Italy                                                                              10,014,981           2.6
India                                                                               9,867,320           2.5
Sweden                                                                              8,550,107           2.2


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

GEOGRAPHIC HOLDINGS                                                                     VALUE       PERCENT
---------------------------------------------------------------------------------------------------------------
Spain                                                                               6,763,479           1.7
Ireland                                                                             6,270,314           1.6
South Africa                                                                        5,699,014           1.5
Norway                                                                              4,534,051           1.2
Korea, Republic of South                                                            3,701,072           1.0
Finland                                                                             2,968,173           0.8
Lebanon                                                                             2,780,180           0.7
Mexico                                                                              2,087,064           0.5
Bermuda                                                                             1,525,696           0.4
Jersey, Channel Islands                                                             1,366,124           0.3
Canada                                                                                216,058           0.1
                                                                                -------------------------------
Total                                                                           $ 386,279,717         100.0%

                                                                                ===============================

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACT AS OF MARCH 31, 2008 IS AS FOLLOWS:
--------------------------------------------------------------------------------

                                                      CONTRACT AMOUNT            EXPIRATION                     UNREALIZED
CONTRACT DESCRIPTION                       BUY/SELL             (000S)                 DATE          VALUE    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
South African Rand (ZAR)                        Buy             1,222    ZAR         4/1/08      $ 150,730    $      1,177

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Funds' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ (R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss

                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

Oppenheimer International Growth Fund/VA

STATEMENT OF INVESTMENTS   March 31, 2008  / Unaudited
--------------------------------------------------------------------------------

on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Directors as reflecting fair value. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $3,069,079. Collateral of $3,198,518 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $    283,671,126
                                            ==================

Gross unrealized appreciation               $    122,619,964
Gross unrealized depreciation                    (20,011,373)
                                            ------------------
Net unrealized appreciation                 $    102,608,591
                                            ==================

                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                  SHARES               VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
COMMON STOCKS -- 58.3%
-----------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 6.8%
-----------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.3%
Johnson Controls, Inc.                                            75,800     $     2,562,040
-----------------------------------------------------------------------------------------------
AUTOMOBILES -- 0.2%
Ford Motor Co. 1                                                  48,900             279,708
-----------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc., Cl. A 1                                        6,400             276,480
-----------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
Carnival Corp.                                                    28,100           1,137,488
-----------------------------------------------------------------------------------------------
McDonald's Corp.                                                  13,000             725,010
                                                                             ------------------
                                                                                   1,862,498

-----------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.7%
Newell Rubbermaid, Inc.                                           57,300           1,310,451
-----------------------------------------------------------------------------------------------
MEDIA -- 0.9%
Gannett Co., Inc.                                                 31,500             915,075
-----------------------------------------------------------------------------------------------
Time Warner, Inc.                                                 60,000             841,200
                                                                             ------------------
                                                                                   1,756,275

-----------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 1.1%
Limited Brands, Inc.                                              25,800             441,180
-----------------------------------------------------------------------------------------------
RadioShack Corp.                                                 100,300           1,629,875
                                                                             ------------------
                                                                                   2,071,055

-----------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
Coach, Inc. 1                                                     71,700           2,161,755
-----------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                  9,500             646,000
                                                                             ------------------
                                                                                   2,807,755

-----------------------------------------------------------------------------------------------
CONSUMER STAPLES -- 6.0%
-----------------------------------------------------------------------------------------------
BEVERAGES -- 1.0%
Coca-Cola Co. (The)                                                8,500             517,395
-----------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                     19,700           1,422,340
                                                                             ------------------
                                                                                   1,939,735

-----------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 2.1%
Kroger Co. (The)                                                  44,100           1,120,140
-----------------------------------------------------------------------------------------------
Sysco Corp.                                                       41,000           1,189,820
-----------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             32,200           1,696,296
                                                                             ------------------
                                                                                   4,006,256

-----------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.7%
ConAgra Foods, Inc.                                               27,300             653,835
-----------------------------------------------------------------------------------------------
Sara Lee Corp.                                                    47,100             658,458
                                                                             ------------------
                                                                                   1,312,293

-----------------------------------------------------------------------------------------------
TOBACCO -- 2.2%
Altria Group, Inc.                                                56,400           1,252,080
-----------------------------------------------------------------------------------------------
Philip Morris International, Inc. 1                               56,400           2,852,712
                                                                             ------------------
                                                                                   4,104,792

-----------------------------------------------------------------------------------------------
ENERGY -- 5.3%
-----------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 1.2%
National Oilwell Varco, Inc. 1                                    15,000             875,700
-----------------------------------------------------------------------------------------------

                           1 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES                VALUE
------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Transocean, Inc. 1                                                 10,200     $      1,379,040
                                                                              ------------------
                                                                                     2,254,740

------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS -- 4.1%
Chevron Corp.                                                      16,100            1,374,296
------------------------------------------------------------------------------------------------
ConocoPhillips                                                     37,900            2,888,359
------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                  23,700            2,004,546
------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                31,500            1,546,965
                                                                              ------------------
                                                                                     7,814,166

------------------------------------------------------------------------------------------------
FINANCIALS -- 12.9%
------------------------------------------------------------------------------------------------
CAPITAL MARKETS -- 3.4%
American Capital Strategies Ltd.                                   21,500              734,440
------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                         28,400            1,472,540
------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                      35,600            1,485,588
------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                     3,600              595,404
------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                          35,300              821,431
------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           5,900              240,366
------------------------------------------------------------------------------------------------
Northern Trust Corp.                                               18,500            1,229,695
                                                                              ------------------
                                                                                     6,579,464

------------------------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.5%
BB&T Corp.                                                         48,200            1,545,292
------------------------------------------------------------------------------------------------
Fifth Third Bancorp                                                61,400            1,284,488
------------------------------------------------------------------------------------------------
Wachovia Corp.                                                     70,900            1,914,300
                                                                              ------------------
                                                                                     4,744,080

------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.4%
Bank of America Corp.                                              53,800            2,039,558
------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                    59,400            1,272,348
------------------------------------------------------------------------------------------------
CME Group, Inc.                                                       700              328,370
------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                               20,000              859,000
                                                                              ------------------
                                                                                     4,499,276

------------------------------------------------------------------------------------------------
INSURANCE -- 4.3%
American International Group, Inc.                                 19,000              821,750
------------------------------------------------------------------------------------------------
Chubb Corp.                                                        22,500            1,113,300
------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                         10,000              380,400
------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                        11,500              280,025
------------------------------------------------------------------------------------------------
MetLife, Inc.                                                      15,300              921,978
------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                         19,600            1,533,700
------------------------------------------------------------------------------------------------
Safeco Corp.                                                       20,300              890,764
------------------------------------------------------------------------------------------------
Torchmark Corp.                                                    29,300            1,761,223
------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                         12,100              578,985
                                                                              ------------------
                                                                                     8,282,125

------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.3%
Hudson City Bancorp, Inc.                                          31,700              560,456
------------------------------------------------------------------------------------------------

HEALTH CARE -- 6.8%
------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 3.5%
AmerisourceBergen Corp.                                            40,600            1,663,788
------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                              13,500              708,885
------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                            20,200            1,299,264
------------------------------------------------------------------------------------------------
McKesson Corp.                                                     42,400            2,220,488
------------------------------------------------------------------------------------------------

                           2 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES               VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                      9,000    $        394,110
-----------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                           11,900             408,884
                                                                             ------------------
                                                                                    6,695,419

-----------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.3%
Bristol-Myers Squibb Co.                                           73,500           1,565,550
-----------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                  12,600             478,170
-----------------------------------------------------------------------------------------------
Pfizer, Inc.                                                      199,000           4,165,070
                                                                             ------------------
                                                                                    6,208,790

-----------------------------------------------------------------------------------------------
INDUSTRIALS -- 6.3%
-----------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.5%
Lockheed Martin Corp.                                               5,700             566,010
-----------------------------------------------------------------------------------------------
Raytheon Co.                                                        6,300             407,043
                                                                             ------------------
                                                                                      973,053

-----------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.1%
United Parcel Service, Inc., Cl. B                                  4,000             292,080
-----------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 0.8%
Donnelley (R.R.) & Sons Co.                                        47,900           1,451,849
-----------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.2%
Cooper Industries Ltd., Cl. A                                       9,800             393,470
-----------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.5%
General Electric Co.                                              128,800           4,766,888
-----------------------------------------------------------------------------------------------
MACHINERY -- 2.2%
Cummins, Inc.                                                       7,800             365,196
-----------------------------------------------------------------------------------------------
Eaton Corp.                                                        18,800           1,497,796
-----------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                     35,665           1,589,946
-----------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                              10,000             692,700
                                                                             ------------------
                                                                                    4,145,638

-----------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 5.2%
-----------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 3.0%
Hewlett-Packard Co.                                                76,400           3,488,424
-----------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                          150,700           2,340,371
                                                                             ------------------
                                                                                    5,828,795

-----------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.3%
Intel Corp.                                                        27,400             580,332
-----------------------------------------------------------------------------------------------

SOFTWARE -- 1.9%
Microsoft Corp.                                                    59,800           1,697,124
-----------------------------------------------------------------------------------------------
Symantec Corp. 1                                                  114,600           1,904,652
                                                                             ------------------
                                                                                    3,601,776

-----------------------------------------------------------------------------------------------
MATERIALS -- 3.2%
-----------------------------------------------------------------------------------------------
CHEMICALS -- 1.8%
Dow Chemical Co. (The)                                             61,400           2,262,590
-----------------------------------------------------------------------------------------------
PPG Industries, Inc.                                               20,600           1,246,506
                                                                             ------------------
                                                                                    3,509,096

-----------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 0.9%
Ball Corp.                                                         37,600           1,727,344
-----------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co.                                            33,400             908,480
-----------------------------------------------------------------------------------------------

                           3 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES               VALUE
-----------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 3.9%
-----------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.9%
AT&T, Inc.                                                         74,362    $      2,848,065
-----------------------------------------------------------------------------------------------
Embarq Corp.                                                       19,500             781,950
-----------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                      107,100           3,903,795
                                                                             ------------------
                                                                                    7,533,810

-----------------------------------------------------------------------------------------------
UTILITIES -- 1.9%
-----------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 0.3%
Exelon Corp.                                                        3,400             276,318
-----------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                               11,100             274,392
                                                                             ------------------
                                                                                      550,710

-----------------------------------------------------------------------------------------------
ENERGY TRADERS -- 1.2%
Constellation Energy Group, Inc.                                   26,800           2,365,636
-----------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 0.4%
DTE Energy Co.                                                     19,200             746,688
                                                                             ------------------
Total Common Stocks (Cost $117,035,620)                                           111,303,499

                                                                PRINCIPAL
                                                                   AMOUNT
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 2.7%
-----------------------------------------------------------------------------------------------

Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
3.079%, 5/25/34 2                                            $    363,337             319,641
-----------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4,
2.838%, 4/15/11 2                                               1,070,000           1,063,220
-----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card
Receivable Nts., Series 2003-C4, Cl. C4, 5%, 6/10/15               70,000              60,062
-----------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4,
Asset-Backed Certificates, Series 2002-4, Cl. A1,
3.339%, 2/25/33 2                                                   8,112               7,471
-----------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11,
Asset-Backed Certificates, Series 2005-11, Cl. AF2,
4.657%, 2/25/36                                                   140,000             139,320
-----------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2          400,000             380,783
-----------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2,
5.363%, 5/25/36 2                                                 110,000             105,980
-----------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg.
Pass-Through Certificates, Series 2005-FF10, Cl. A3,
2.809%, 11/25/35 2                                                364,429             360,280
-----------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
2.689%, 7/25/36 2                                                 290,000             266,010
-----------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg.
Pass-Through Certificates, Series 2006-FF5, Cl. 2A1,
2.649%, 5/15/36 2                                                  37,002              36,604
-----------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
2.709%, 7/7/36 2                                                  150,000             138,156
-----------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivable Obligations, Series 2005-2, Cl. A4, 4.15%,
10/15/10                                                          178,928             179,625
-----------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Nts., Series 2005-3, Cl. A1,
2.796%, 1/20/35 2                                                 149,425             125,775

                           4 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                     $    161,356    $        161,062
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 2                         111,303             111,832
-----------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed
Certificates, Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3            685,625             668,437
-----------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card
Receivables, Series 2003-C7, Cl. C7, 4.168%, 3/15/16 2            690,000             543,507
-----------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed
Certificates, Series 2006-2, Cl. 2A2, 2.699%, 7/1/36 2            280,000             259,689
-----------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg.
Pass-Through Certificates, Series 2006-BNC3, Cl. A2,
2.639%, 9/25/36 2                                                 170,462             164,914
-----------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through
Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35             26,717              26,752
                                                                             ------------------
Total Asset-Backed Securities (Cost $5,477,167)                                     5,119,120

-----------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS -- 38.3%
-----------------------------------------------------------------------------------------------
GOVERNMENT AGENCY -- 25.3%
-----------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED -- 25.0%
Federal Home Loan Mortgage Corp.:
4.50%, 10/15/18-5/15/19                                           979,167             977,517
5%, 12/15/34                                                       27,953              27,763
6%, 3/15/33                                                       121,479             125,356
6.50%, 4/15/18-4/1/34                                             264,033             276,492
7%, 5/15/30-1/15/34                                             1,533,836           1,625,354
8%, 4/1/16                                                        113,752             121,145
9%, 8/1/22-5/1/25                                                  34,826              38,293
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 15.01%, 3/25/36 2                         152,533             180,265
Series 2043, Cl. ZP, 6.50%, 4/15/28                               251,571             263,837
Series 2055, Cl. ZM, 6.50%, 5/15/28                               158,215             164,791
Series 2080, Cl. C, 6.50%, 8/15/28                                151,118             159,005
Series 2080, Cl. Z, 6.50%, 8/15/28                                104,858             110,083
Series 2461, Cl. PZ, 6.50%, 6/15/32                               330,990             349,852
Series 2500, Cl. FD, 3.318%, 3/15/32 2                             47,921              48,261
Series 2526, Cl. FE, 3.218%, 6/15/29 2                             74,334              74,655
Series 2551, Cl. FD, 3.218%, 1/15/33 2                             57,004              55,650
Series 2764, Cl. UG, 5%, 3/15/34                                1,750,000           1,646,908
Series 3025, Cl. SJ, 14.419%, 8/15/35 2                            30,271              36,607
Series 3094, Cl. HS, 14.052%, 6/15/34 2                            91,906             109,728
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 11.954%, 6/1/26 4                             104,453              22,132
Series 183, Cl. IO, 10.573%, 4/1/27 4                             168,266              34,400
Series 184, Cl. IO, 16.642%, 12/1/26 4                            181,879              36,358
Series 192, Cl. IO, 13.108%, 2/1/28 4                              47,026              10,396
Series 200, Cl. IO, 12.192%, 1/1/29 4                              56,845              11,964
Series 2130, Cl. SC, 21.748%, 3/15/29 4                           126,100              12,683
Series 216, Cl. IO, 11.875%, 12/1/31 4                             79,760              18,727
Series 224, Cl. IO, 8.465%, 3/1/33 4                              249,524              54,813
-----------------------------------------------------------------------------------------------

                           5 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 243, Cl. 6, 15.055%, 12/15/32 4                       $    153,835    $         29,236
Series 2796, Cl. SD, 31.835%, 7/15/26 4                           187,245              19,328
Series 2802, Cl. AS, 64.495%, 4/15/33 4                           233,288              19,379
Series 2920, Cl. S, 35.439%, 1/15/35 4                            783,077              57,491
Series 3000, Cl. SE, 57.542%, 7/15/25 4                           938,010              79,202
Series 3110, Cl. SL, 88.749%, 2/15/26 4                           127,805              11,010
-----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 176, Cl. PO, 4.719%, 6/1/26 5                               42,765              36,598
Series 192, Cl. PO, 6.336%, 2/1/28 5                               47,026              38,553
-----------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/1/21 6                                                 3,480,000           3,461,514
5%, 12/25/17-8/25/33                                            3,312,273           3,355,718
5%, 4/1/23-4/1/38 6                                             3,710,000           3,705,986
5.50%, 6/1/33-1/25/34                                           1,113,014           1,127,553
5.50%, 4/1/23-4/1/38 6                                          7,513,000           7,593,157
6%, 11/25/17-10/25/33                                           1,459,952           1,506,647
6%, 4/1/22-4/1/37 6                                             5,523,000           5,665,953
6%, 4/25/33 7                                                     458,027             471,657
6.50%, 5/25/17-11/25/31                                         2,641,767           2,767,040
7%, 11/1/17-10/25/35                                              523,768             553,584
7.50%, 8/25/08-12/25/08                                             7,461               7,557
8.50%, 7/1/32                                                       7,332               8,085
-----------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, Gtd.
Trust Mtg. Pass-Through Certificates, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                  281,281             281,950
-----------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                154,327             155,848
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                              284,835             298,527
Trust 1998-61, Cl. PL, 6%, 11/25/28                               140,364             145,487
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                            184,585             192,058
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                            382,777             407,892
Trust 2001-70, Cl. LR, 6%, 9/25/30                                 26,970              27,113
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                             131,507             138,896
Trust 2002-56, Cl. KW, 6%, 4/25/23                                550,000             562,139
Trust 2002-9, Cl. PC, 6%, 3/25/17                                 297,483             313,119
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 2                         82,524              85,982
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                             662,000             686,224
Trust 2004-101, Cl. BG, 5%, 1/25/20                               452,000             466,940
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                           270,000             278,297
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                             250,000             251,099
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 2                         151,979             165,856
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                             970,000             983,521
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 2                         118,002             139,404
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 2                         133,065             151,076
Trust 2006-50, Cl. SK, 14.644%, 6/25/36 2                         476,579             544,437
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                             444,000             444,766
-----------------------------------------------------------------------------------------------

                           6 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 1993-223, Cl. PM, 28.012%, 10/25/23 4                  $     88,332    $          3,970
Trust 2001-65, Cl. S, 34.149%, 11/25/31 4                         423,428              47,492
Trust 2001-81, Cl. S, 22.507%, 1/25/32 4                           97,127              10,004
Trust 2002-47, Cl. NS, 20.428%, 4/25/32 4                         229,442              24,516
Trust 2002-51, Cl. S, 20.667%, 8/25/32 4                          210,683              22,830
Trust 2002-52, Cl. SD, 19.371%, 9/25/32 4                         239,188              26,804
Trust 2002-77, Cl. SH, 25.121%, 12/18/32 4                        121,974              14,562
Trust 2002-84, Cl. SA, 35.786%, 12/25/32 4                        377,650              41,437
Trust 2003-118, Cl. S, 33.146%, 12/25/33 4                        749,600             108,351
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 4                         407,912              51,100
Trust 2003-4, Cl. S, 32.391%, 2/25/33 4                           243,518              28,259
Trust 2004-54, Cl. DS, 24.245%, 11/25/30 4                        196,306              18,826
Trust 2005-19, Cl. SA, 36.128%, 3/25/35 4                       2,001,964             170,276
Trust 2005-40, Cl. SA, 36.003%, 5/25/35 4                         442,091              36,896
Trust 2005-6, Cl. SE, 42.922%, 2/25/35 4                          572,570              45,918
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 4                          587,649              58,613
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 4                      1,106,134              79,568
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 4                       1,121,540              95,938
Trust 2006-119, Cl. MS, 62.646%, 12/25/36 4                       664,428              59,794
Trust 2006-33, Cl. SP, 53.593%, 5/25/36 4                       1,216,640             138,880
Trust 222, Cl. 2, 17.552%, 6/1/23 4                               373,461              80,601
Trust 240, Cl. 2, 19.651%, 9/1/23 4                               437,886             107,468
Trust 252, Cl. 2, 16.04%, 11/1/23 4                               286,444              71,475
Trust 273, Cl. 2, 15.605%, 8/1/26 4                                80,711              19,701
Trust 319, Cl. 2, 11.34%, 2/1/32 4                                 84,059              17,608
Trust 321, Cl. 2, 6.346%, 4/1/32 4                                956,452             204,979
Trust 322, Cl. 2, 13.082%, 4/1/32 4                               348,819              76,076
Trust 331, Cl. 9, 15.596%, 2/1/33 4                               232,531              40,524
Trust 334, Cl. 17, 22.578%, 2/1/33 4                              151,693              28,438
Trust 339, Cl. 7, 10.123%, 7/1/33 4                               731,066             155,214
Trust 342, Cl. 2, 8.89%, 9/1/33 4                                 134,427              29,858
Trust 344, Cl. 2, 5.427%, 12/1/33 4                             1,886,086             418,677
Trust 345, Cl. 9, 11.109%, 1/1/34 4                               331,775              69,791
Trust 362, Cl. 12, 11.023%, 8/1/35 4                              444,284              87,183
Trust 362, Cl. 13, 11.028%, 8/1/35 4                              246,667              48,548
-----------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 1993-184, Cl. M, 5.09%,
9/25/23 5                                                         118,891             101,591
-----------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                    166,220             162,009
-----------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A114,
5.75%, 4/25/37                                                    295,665             283,909
-----------------------------------------------------------------------------------------------

                           7 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 6.131%, 8/25/36 2                                       $    865,510    $        839,558
                                                                             ------------------
                                                                                   47,756,156

-----------------------------------------------------------------------------------------------
GNMA/GUARANTEED -- 0.3%
Government National Mortgage Assn.:
7%, 11/29/08-1/30/24                                              100,289             107,053
7.50%, 1/30/09-6/30/24                                            167,098             178,847
8%, 5/30/17                                                        50,353              54,827
8.50%, 8/1/17-12/15/17                                             48,890              53,470
-----------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 2001-21, Cl. SB, 33.125%, 1/16/27 4                        207,720              22,171
Series 2002-15, Cl. SM, 28.388%, 2/16/32 4                        245,544              27,019
Series 2002-76, Cl. SY, 28.801%, 12/16/26 4                       502,916              59,257
Series 2004-11, Cl. SM, 17.687%, 1/17/30 4                        166,474              22,025
                                                                             ------------------
                                                                                      524,669

-----------------------------------------------------------------------------------------------
NON-AGENCY -- 13.0%
-----------------------------------------------------------------------------------------------
COMMERCIAL -- 5.4%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                            490,000             482,354
Series 2006-1, Cl. AM, 5.421%, 9/1/45 2                           770,000             705,337
-----------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 2A1, 6.50%, 7/20/32              307,572             298,984
-----------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                                    248,465             255,213
-----------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage
Trust, Commercial Mtg. Pass-Through Certificates, Series
2007-CD4, Cl. A2B, 5.205%, 12/11/49                               300,000             292,395
-----------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 2006-A5, Cl. 1A1, 3.006%, 10/25/36 2                       617,504             507,814
Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 2                      324,585             237,868
-----------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                          167,062             165,495
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                        385,679             371,009
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                             55,321              54,519
-----------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2004-FA2, Mtg. Pass-Through Certificates, Series
2004-FA2, Cl. 3A1, 6%, 1/25/35                                    165,018             149,129
-----------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                 206,081             199,939
-----------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                           320,000             317,496
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                           280,000             277,703
-----------------------------------------------------------------------------------------------

                           8 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
Greenwich Capital Commercial Funding Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                     $    340,000    $        335,613
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                          300,000             298,421
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                          970,000             951,242
-----------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                         120,000             118,259
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                         400,000             395,340
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                        710,000             692,599
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                         220,000             217,998
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial
Mtg. Pass-Through Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                                   340,000             337,882
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial
Mtg. Pass-Through Certificates, Series 2005-C7, Cl. A2,
5.103%, 11/11/30                                                  150,000             149,126
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial
Mtg. Pass-Through Certificates:
Series 2006-C1, Cl. A2, 5.084%, 2/11/31                           430,000             424,339
Series 2006-C1, Cl. AM, 5.217%, 2/11/31 2                         430,000             388,828
-----------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                   400,000             391,823
-----------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                353,454             326,013
-----------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl.
A2, 7.306%, 10/6/15                                               251,000             260,006
-----------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17,
Commercial Mtg. Pass-Through Certificates, Series
2005-C17, Cl. A2, 4.782%, 3/15/42                                 580,652             576,757
-----------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                                 84,000              82,379
                                                                             ------------------
                                                                                   10,261,880

-----------------------------------------------------------------------------------------------
MANUFACTURED HOUSING -- 0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 6.10%, 9/25/36 2                                             678,208             639,382
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A5, 5.109%, 3/25/36 2                                            790,304             757,957
                                                                             ------------------
                                                                                    1,397,339

-----------------------------------------------------------------------------------------------
MULTIFAMILY -- 3.8%
Banc of America Mortgage Securities, Inc., Mtg.
Pass-Through Certificates, Series 2005-F, Cl. 2A3,
4.716%, 7/25/35 2                                                 577,201             566,022
-----------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through
Certificates, Series 2006-4, Cl. 2A1, 5.795%, 10/25/36 2          303,345             273,259
-----------------------------------------------------------------------------------------------

                           9 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
-----------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg.
Pass-Through Certificates, Series 2006-AR5, Cl. 1A3A,
5.888%, 7/25/36 2                                            $    237,893    $        228,914
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.2A4,
5.75%, 1/25/35                                                    499,000             426,196
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-85CB, Mtg.
Pass-Through Certificates, Series 2005-85CB, Cl.2A3,
5.50%, 2/25/36                                                    370,000             328,932
-----------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through
Certificates:
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 2                        403,063             409,400
Series 2005-HYB1, Cl. 5A1, 4.995%, 3/25/35 2                      543,670             522,603
Series 2007-HY1, Cl. 1A1, 5.691%, 4/25/37 2                       569,694             539,928
-----------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through
Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 2                       622,466             534,304
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                            340,000             299,517
-----------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 3A1, 5.149%, 11/25/35 2        917,111             881,788
-----------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg.
Pass-Through Certificates, Series 2007-2, Cl. 2A1,
6.002%, 6/25/37 2                                                 764,631             725,103
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust,
Mtg. Pass-Through Certificates, Series 2004-AA, Cl. 2A,
4.996%, 12/25/34 2                                                187,898             176,864
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust,
Mtg. Pass-Through Certificates, Series 2004-S, Cl. A1,
3.541%, 9/25/34 2                                                 157,163             149,415
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR2, Cl.
2A2, 4.541%, 3/25/35 2                                            115,495             112,276
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR4, Cl.
2A2, 4.523%, 4/25/35 2                                            189,815             177,478
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates:
Series 2006-AR10, Cl. 4A1, 5.561%, 7/25/36 2                      384,283             368,612
Series 2006-AR10, Cl. 2A1, 5.65%, 7/25/36 2                       292,077             280,171
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A6, 5.109%, 3/25/36 2                                            156,496             146,092
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 5.094%, 3/25/36 2                                            174,810             167,375
                                                                             ------------------
                                                                                    7,314,249

-----------------------------------------------------------------------------------------------
RESIDENTIAL -- 3.1%
Chase Mortgage Finance Trust 2005-S1, Multiclass Mtg.
Pass-Through Certificates, Series 2005-S1, Cl. 1A5,
5.50%, 5/25/35                                                    200,000             184,227
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-24CB, Mtg.
Pass-Through Certificates, Series 2004-24CB, Cl.1A1, 6%,
11/1/34                                                           300,054             247,804
-----------------------------------------------------------------------------------------------

                          10 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2004-28CB, Mtg.
Pass-Through Certificates, Series 2004-28CB, Cl.3A1, 6%,
1/1/35                                                       $    243,013    $        217,744
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-18CB, Mtg.
Pass-Through Certificates, Series 2005-18CB, Cl. A8,
5.50%, 5/25/36                                                    500,000             448,517
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg.
Pass-Through Certificates, Series 2005-J1, Cl. 3A1,
6.50%, 8/25/32                                                    499,500             442,984
-----------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg.
Pass-Through Certificates, Series 2005-J3, Cl. 3A1,
6.50%, 9/25/34                                                    462,298             445,380
-----------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg.
Pass-Through Certificates, Series 2006-AR, Cl. 5A3,
5.426%, 6/25/36 2                                                 230,000             213,191
-----------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-QS5, Cl. 2A2, 6%,
4/25/08                                                           209,961             210,160
-----------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-S1, Mtg. Pass-Through
Certificates, Series 2007-S1, Cl. 3A1, 5.007%, 8/1/22 2           857,409             813,261
-----------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl.
2A1, 5.75%, 10/25/36 2                                            842,091             787,044
-----------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.699%, 6/25/37 2                                            543,327             494,033
-----------------------------------------------------------------------------------------------
Washington Mutual Mortgage Pass-Through Certificates,
Mtg. Pass-Through Certificates, Series 2007-1, Cl. 1A8,
6%, 2/25/37                                                       833,982             820,942
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust,
Mtg. Pass-Through Certificates, Series 2003-6, Cl. 1A1,
5%, 6/25/18                                                       310,350             298,785
-----------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR5, Cl.
2A2, 5.537%, 4/1/36 2                                             327,924             245,943
                                                                             ------------------
                                                                                    5,870,015
                                                                             ------------------
Total Mortgage-Backed Obligations (Cost $72,912,279)                               73,124,308

-----------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES -- 10.5%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                    395,000             378,589
-----------------------------------------------------------------------------------------------
Bank of America Corp., 8% Unsec. Perpetual Nts.,
Series K 8                                                        575,000             576,852
-----------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 8                     1,100,000             880,440
-----------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08 3                  650,000             657,252
-----------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                     230,000             226,745
-----------------------------------------------------------------------------------------------
Canadian National Resources Ltd., 5.90% Nts., 2/1/18               80,000              82,031
-----------------------------------------------------------------------------------------------
Capmark Financial Group, Inc.:                                    200,000             132,552
3.746% Sr. Unsec. Nts., 5/10/10 2,9
5.875% Nts., 5/10/12 9                                            255,000             161,747
-----------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                      320,000             300,901
-----------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                 370,000             381,940
-----------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts.,
7/1/10                                                            290,000             238,220
-----------------------------------------------------------------------------------------------
Citigroup, Inc., 8.30% Jr. Sub. Bonds, 12/21/57 2                 375,000             370,602
-----------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11           325,000             286,998
-----------------------------------------------------------------------------------------------
Clorox Co. (The), 5% Sr. Unsec. Nts., 3/1/13                       60,000              60,296
-----------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 9                      475,000             475,169
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                360,000             360,900
-----------------------------------------------------------------------------------------------

                          11 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                                   AMOUNT               VALUE
-----------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                       $    120,000    $        118,500
-----------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                  268,000             323,407
-----------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                     190,000             190,475
-----------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08                 195,000             195,000
-----------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                560,000             558,600
-----------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                       95,000              95,676
-----------------------------------------------------------------------------------------------
Energy Transfer Partners LP, 5.65% Sr. Unsec. Unsub.
Nts., 8/1/12                                                       80,000              80,496
-----------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10             910,000             811,512
-----------------------------------------------------------------------------------------------
Gap, Inc. (The), 10.05% Unsub. Nts., 12/15/08 2                    69,000              71,070
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                405,000             290,879
-----------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds,
2/15/34                                                           785,000             681,718
-----------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 8,9             1,300,000             933,694
-----------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2          1,090,000             885,472
-----------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr.
Unsec. Nts., 12/19/08 9                                           280,000             282,964
-----------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts.,
11/14/08 2,3                                                      265,000             269,638
-----------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr.
Unsec. Nts., 6/1/13                                               365,000             373,674
-----------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.75% Unsec. Sub. Nts.,
12/28/17                                                          480,000             462,561
-----------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                      455,000             439,075
-----------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                     125,000             126,115
-----------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                        425,000             428,154
-----------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                 250,000             156,928
-----------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/66 2            735,000             585,861
-----------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                       570,000             568,575
-----------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A,
1/15/10                                                           450,000             482,335
-----------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                 370,000             380,881
-----------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 9                                                148,297             152,515
-----------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                  620,000             621,670
-----------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C,
12/18/23 9                                                        570,000             710,117
-----------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 9         500,000             558,723
-----------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                           195,000             185,250
-----------------------------------------------------------------------------------------------
Qwest Corp.:
5.625% Unsec. Nts., 11/15/08 3                                     59,000              59,000
8.875% Unsec. Unsub. Nts., 3/15/12                                720,000             738,000
-----------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                       390,000             351,259
-----------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                           215,000             218,020
-----------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                      335,000             303,175
-----------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.875% Sr. Unsec. Nts.,
10/15/08                                                          140,000             137,025
-----------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                85,000              88,134
-----------------------------------------------------------------------------------------------
Weatherford International Ltd., 5.15% Nts., 3/15/13                75,000              75,179
-----------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09               430,000             450,950
                                                                             ------------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $21,320,428)                                                                 20,013,511

                          12 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                   SHARES               VALUE
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
INVESTMENT COMPANY -- 0.2%
-----------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 10,11 (Cost $266,665)                                       266,665    $        266,665
-----------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $217,012,159)                     110.0%        209,827,103
-----------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                               (10.0)        (19,036,159)
                                                             ----------------------------------
Net Assets                                                          100.0%   $    190,790,944
                                                             ==================================

Footnotes to Statement of Investments

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $1,957,502, which represents 1.03% of the Portfolio's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,087,766 or 1.62% of the Portfolio's net assets as of March 31, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $176,742 or 0.09% of the Portfolio's net assets as of March 31, 2008.

6. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $194,945. See accompanying Notes.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,407,481 or 1.79% of the Portfolio's net assets as of March 31, 2008.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Portfolio owning at least 5% of the voting securities of the issuer or as a result of the Portfolio and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES      GROSS       GROSS          SHARES
                                           DECEMBER 31, 2007  ADDITIONS  REDUCTIONS  MARCH 31, 2008
---------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                               -   1,672,943   1,406,278        266,665

                                                                                           DIVIDEND
                                                                              VALUE          INCOME
--------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                                              $  266,665       $    387

11.   Rate shown is the 7-day yield as of March 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

                          13 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2008:

                                                      INVESTMENTS IN         OTHER FINANCIAL
VALUATION INPUTS                                          SECURITIES            INSTRUMENTS*
----------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                               $  111,570,162       $         (43,404)
Level 2 - Other Significant Observable Inputs             98,256,941                (349,044)
Level 3 - Significant Unobservable Inputs                         --                      --
                                                    ------------------------------------------
    TOTAL                                             $  209,827,103       $        (392,448)
                                                    ==========================================


*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                                                                           UNREALIZED
                                             NUMBER OF   EXPIRATION                      APPRECIATION
CONTRACT DESCRIPTION              BUY/SELL   CONTRACTS         DATE            VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Long Bonds                        Buy          62      6/19/08      $ 7,365,406    $     115,296
U.S. Treasury Nts., 2 yr.             Sell         138      6/30/08       29,622,563         (129,561)
U.S. Treasury Nts., 5 yr.              Buy          43      6/30/08        4,912,078           75,452
U.S. Treasury Nts., 10 yr.            Sell          67      6/19/08        7,969,859         (104,591)
                                                                                       ----------------
                                                                                        $     (43,404)
                                                                                       ================

CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:

                                               BUY/SELL   NOTIONAL
                                                 CREDIT     AMOUNT   PAY/RECEIVE    TERMINATION              PREMIUM
SWAP COUNTERPARTY      REFERENCE ENTITY      PROTECTION      (000s)   FIXED RATE           DATE       PAID/(RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                       American
                       International
                       Group, Inc.                 Sell   $    795         1.850%       9/20/08   $                -    $         -

                       Beazer Homes USA,
                       Inc.                        Sell        135         2.100        6/20/08                    -         (2,935)

                       Capmark Financial
                       Group, Inc.                 Sell        225         1.000        6/20/12                    -        (84,874)

                       CDX.NA.IG.9 Index           Sell      1,595         0.600       12/20/12               (9,967)       (59,000)
                       Countrywide Home
                       Loans, Inc.                 Sell        275         0.750        9/20/08                    -         (7,267)

                       Dillard's, Inc.             Sell        160         1.900       12/20/08                    -         (1,651)

                       HCP, Inc.                   Sell        190         4.600        3/20/09                    -            180

                       iStar Financial,
                       Inc.                        Sell        215         4.400       12/20/12                    -        (28,610)

                       Lehman Brothers
                       Holdings, Inc.              Sell        470         0.490        9/20/10                    -        (28,763)

                       Merrill Lynch &
                       Co., Inc.                   Sell        885         0.680        9/20/08                    -             99

                       Morgan Stanley              Sell        670         2.150        9/20/08                    -          4,438

                          14 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                       Six Flags, Inc.             Sell        225         8.250       12/20/08                 -        (30,302)

                       Toys "R" Us, Inc.           Sell        235         1.450        9/20/08                 -         (8,035)
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:


                       ArvinMeritor, Inc.          Sell        375         1.550        9/20/08                 -         (9,275)

                       CenturyTel, Inc.             Buy        110         1.300        3/20/13                 -          2,810

                       CenturyTel, Inc.             Buy         60         1.740        3/20/13                 -            383

                       Intelsat Ltd.               Sell        240         3.450        9/20/08                 -         (4,990)

                       iStar Financial,
                       Inc.                        Sell         25         4.000       12/20/12                 -         (3,327)

                       iStar Financial,
                       Inc.                        Sell         60        12.000        3/20/09                 -           (866)

                       Morgan Stanley              Sell        720         2.150        9/20/08                 -          4,769

                       Rite Aid Corp.              Sell         35         7.500        3/20/09                 -           (485)

                       Rite Aid Corp.              Sell        375         0.875        6/20/08                 -         (8,002)

                       Saks, Inc.                  Sell        380         2.000        9/20/08                 -            592

                       Sprint Nextel Corp.         Sell        550         6.300        3/20/09                 -          1,066
                       The Goodyear Tire
                       & Rubber Co.                Sell        360         1.550        9/20/08                 -            (85)

                       TXU Corp.                   Sell         75         5.910       12/20/12                 -         (3,415)

                       TXU Corp.                   Sell         70         6.050       12/20/12                 -         (2,851)

                       TXU Corp.                   Sell         75         6.000       12/20/12                 -         (3,183)

                       Vornado Realty LP           Sell        125         3.600        3/20/09                 -           (214)

                       Wachovia Corp.              Sell        250         1.000        3/20/09                 -              4
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                       Ambac Assurance
                       Corp.                       Sell        335         4.550        9/20/08                 -         (7,955)

                       Ambac Assurance
                       Corp.                       Sell        265         4.550        9/20/08                 -         (6,293)

                       Cemex                       Sell        125         2.000        3/20/09                 -             17

                       Wachovia Corp.              Sell        555         1.000        3/20/09                 -              9

                       ABX.HE.AA.06-2
                       Index                       Sell        100         0.170        5/25/46           (11,999)        (58,089)

                       Allied Waste North
                       America, Inc.               Sell        150         2.000        9/20/09                 -           (955)

                       Allied Waste North
                       America, Inc.               Sell        240         2.000        9/20/09                 -         (1,528)

                       CDX.NA.IG.9 Index           Sell      2,265         0.600       12/20/12           (19,435)        (92,358)

                       Centex Corp.                Sell         60         1.550        9/20/09                 -         (3,564)

                       CenturyTel, Inc.             Buy        110         1.300        3/20/13                 -          2,810

                       CenturyTel, Inc.             Buy        165         1.980        3/20/13                 -           (673)

                       Countrywide Home
                       Loans, Inc.                 Sell        200         3.250        9/20/08                 -         (2,812)

                          15 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                       Dillard's, Inc.             Sell         90         0.750        9/20/08                 -         (1,846)

                       Dow Jones
                       CDX.NA.IG.7 Index            Buy        900         0.400       12/20/11                93         37,824

                       Georgia-Pacific
                       Corp.                       Sell        360         1.750        9/20/08                 -         (3,266)

                       Intelsat Ltd.               Sell        100         2.850        9/20/08                 -        (2,374)

                       iStar Financial,
                       Inc.                        Sell        155        12.000        3/20/09                 -         (2,236)

                       iStar Financial,
                       Inc.                        Sell        435         2.925       12/20/08                 -        (34,029)

                       iStar Financial,
                       Inc.                        Sell        250         3.000       12/20/08                 -        (19,427)

                       iStar Financial,
                       Inc.                        Sell         35         4.320       12/20/12                 -         (4,657)

                       Lehman Brothers
                       Holdings, Inc.              Sell        430         1.410        9/20/08                 -        (10,932)

                       Levi Strauss & Co.          Sell        215         1.000        9/20/08                 -            (36)

                       Levi Strauss & Co.          Sell        160         0.900        9/20/08                 -           (108)

                       MBIA, Inc.                  Sell        235         0.520        9/20/08                 -        (16,454)

                       MBIA, Inc.                  Sell        240         0.600        9/20/08                 -        (16,711)

                       Merrill Lynch &
                       Co., Inc.                   Sell        120         1.850        6/20/08                 -            376

                       Owens-Illinois,
                       Inc.                        Sell        200         1.250        9/20/08                 -             29

                       Prudential
                       Financial, Inc.             Sell        135         2.050        6/20/09                 -           (129)

                       Tenet Healthcare
                       Corp.                       Sell        375         1.600        3/20/09                 -         (4,778)

                       The Bear Stearns
                       Cos., Inc.                  Sell        890         2.350        9/20/08                 -         (2,496)

                       Vornado Realty LP           Sell        250         3.875        6/20/09                 -            250

                       Washington Mutual,
                       Inc.                        Sell         55         4.500       12/20/08                 -         (1,164)

                       Washington Mutual,
                       Inc.                        Sell        260         4.500       12/20/08                 -         (5,505)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets LP:

                       ABX.HE.AA.06-2
                       Index                       Sell         35         0.170        5/25/46            (2,884)        (20,299)

                       ABX.HE.AA.06-2
                       Index                       Sell        150         0.170        5/25/46           (59,246)        (86,996)

                       Capmark Financial
                       Group, Inc.                 Sell        220         0.950        6/20/12                 -        (83,252)

                       Dole Food Co., Inc.         Sell        360         3.880        9/20/08                 -        (15,166)

                       First Data Corp.            Sell        235         1.150        9/20/08                 -         (2,400)

                       K. Hovnanian
                       Enterprises, Inc.           Sell        130         6.750        9/20/08                 -         (5,086)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:

                       Amkor Technology,
                       Inc.                        Sell         35         2.650        9/20/08                 -             45

                       Citigroup, Inc.             Sell        265         1.250        9/20/08                 -        (17,337)

                       D.R. Horton, Inc.           Sell        220         4.210       12/20/08                 -            392

                       General Mills, Inc.         Sell        305         0.380       12/20/12                 -           (232)

                          16 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                       iStar Financial,
                       Inc.                        Sell         30         3.950       12/20/12                 -         (3,992)

                       Merrill Lynch &
                       Co., Inc.                   Sell        280         1.850        6/20/08                 -            878

                       Pulte Homes, Inc.           Sell        335         2.750        9/20/09                 -         (4,542)

                       R.H. Donnelley
                       Corp.                       Sell        280         9.000        3/20/09                 -         (9,697)

                       Sara Lee Corp.               Buy        295         0.419        9/20/12                 -          8,144

                       Smurfit-Stone
                       Container
                       Enterprises, Inc.           Sell        360         1.450        9/20/08                 -            (11)

                       Sprint Nextel Corp.         Sell        195         6.300        3/20/09                 -            378

                       Univision
                       Communications,
                       Inc.                        Sell         70         5.000        6/20/09            (7,000)           (643)
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing
Inc.:

                       ABX.HE.AA.06-2
                       Index                       Sell        140         0.170        5/25/46           (90,639)        (81,081)

                       Ambac Assurance
                       Corp.                       Sell        135         4.650        9/20/08                 -         (3,139)

                       Capital One Bank             Buy        155         1.800       12/20/12                 -         11,312

                       CenturyTel, Inc.             Buy        130         1.430        3/20/13                 -         (2,585)

                       D.R. Horton, Inc.           Sell        340         4.200       12/20/08                 -            582

                       General Mills, Inc.         Sell        370         0.400       12/20/12                 -             46

                       Genworth
                       Financial, Inc.             Sell        380         3.250        3/20/09                 -            557

                       Harrah's Operating
                       Co., Inc.                   Sell        350         5.000        3/20/10           (17,500)        (20,228)

                       Merrill Lynch &
                       Co., Inc.                   Sell        135         3.000        9/20/08                 -          1,508

                       Morgan Stanley              Sell        900         0.640        9/20/08                 -           (423)

                       Nortel Networks
                       Corp.                       Sell         60         1.850        9/20/08                 -              6

                       Prudential
                       Financial, Inc.             Sell        135         2.100        6/20/09                 -            (40)

                       R.H. Donnelley
                       Corp.                       Sell         35         5.000        3/20/09            (3,500)         (3,446)

                       Residential
                       Capital LLC                 Sell        200         5.000        6/20/08           (26,000)        (38,325)

                       Sprint Nextel Corp.         Sell        370         6.300        3/20/09                 -            717

                       The Hartford
                       Financial Services
                       Group, Inc.                 Sell        125         2.350        3/20/09                 -          1,650

                       The Hartford
                       Financial Services
                       Group, Inc.                 Sell        130         2.350        3/20/09                 -          1,716

                       Toys "R" Us, Inc.           Sell         30         8.610        3/20/09                 -          1,086

                       Toys "R" Us, Inc.           Sell         25         8.610        3/20/09                 -            905

                       Univision
                       Communications,
                       Inc.                        Sell         65         5.000        3/20/09            (5,525)         (6,293)

                       Univision
                       Communications,
                       Inc.                        Sell         30         3.000       12/20/08                 -         (2,690)

                       Univision
                       Communications,
                       Inc.                        Sell        240         3.000       12/20/08                 -        (21,521)

                       Washington Mutual,
                       Inc.                        Sell        120         4.400       12/20/08                 -         (2,627)
----------------------------------------------------------------------------------------------------------------------------------

                          17 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc:

                       ABX.HE.AA.06-2
                       Index                       Sell         35         0.170        5/25/46            (2,796)        (20,270)

                       ABX.HE.AA.06-2
                       Index                       Sell         70         0.170        5/25/46            (7,000)        (40,540)

                       Beazer Homes USA,
                       Inc.                        Sell        240         2.150        6/20/08                 -         (5,189)

                       Countrywide Home
                       Loans, Inc.                 Sell        175         0.750        9/20/08                 -         (4,624)

                       Countrywide Home
                       Loans, Inc.                 Sell        705         0.420        6/20/09                 -        (46,862)

                       First Data Corp.            Sell        145         1.350        9/20/08                 -         (1,336)

                       Ford Motor Co.              Sell        490         7.150       12/20/16                 -        (58,397)

                       Ford Motor Co.              Sell        230         7.050       12/20/16                 -        (36,001)

                       General Motors
                       Corp.                       Sell        245         5.800       12/20/16                 -        (35,769)

                       General Motors
                       Corp.                       Sell        240         5.750       12/20/16                 -        (35,559)

                       Harrah's Operating
                       Co., Inc.                   Sell        135         2.200        9/20/08                 -         (2,967)

                       Inco Ltd.                    Buy        240         0.700        3/20/17                 -          7,986

                       Inco Ltd.                    Buy        240         0.630        3/20/17                 -         10,910

                       J.C. Penney Co.,
                       Inc.                        Sell        230         1.300       12/20/17                 -        (11,382)

                       J.C. Penney Co.,
                       Inc.                        Sell        225         1.070       12/20/17                 -        (14,842)

                       K. Hovnanian
                       Enterprises, Inc.           Sell        115         1.850        6/20/08                 -         (4,002)

                       K. Hovnanian
                       Enterprises, Inc.           Sell        115         1.850        6/20/08                 -         (4,002)

                       Kohl's Corp.                 Buy        335         0.660       12/20/17                 -         23,046

                       Kohl's Corp.                 Buy        345         0.870       12/20/17                 -         18,391

                       Lennar Corp.                Sell        215         2.900       12/20/08                 -         (5,886)

                       Merrill Lynch &
                       Co., Inc.                   Sell        665         3.000        9/20/08                 -          7,430

                       Merrill Lynch &
                       Co., Inc.                   Sell        225         3.250        9/20/08                 -          2,947

                       Residential
                       Capital LLC                 Sell        545         6.120        9/20/08                 -       (178,294)

                       Residential
                       Capital LLC                 Sell         45         5.000        6/20/08            (6,075)         (8,623)

                       Residential
                       Capital LLC                 Sell         60         5.000        6/20/08            (8,700)        (11,497)

                       Residential
                       Capital LLC                 Sell        110         5.000        6/20/08           (15,950)        (21,079)

                       Sara Lee Corp.               Buy        380         0.418        9/20/12                 -         10,506

                       The Hartford
                       Financial Services
                       Group, Inc.                 Sell        125         2.400        3/20/09                 -          1,712

                       Toys "R" Us, Inc.           Sell        140         2.550        9/20/08                 -         (4,032)

                       Tribune Co.                 Sell        220         1.000        6/20/08                 -        (15,230)

                       Vale Overseas Ltd.          Sell        240         1.170        3/20/17                 -        (20,569)

                          18 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                       Vale Overseas Ltd.          Sell        240         1.100        3/20/17                --        (21,667)
                                                                                                  --------------------------------
                                                                                                  $      (294,123)   $(1,460,669)
                                                                                                  ================================

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                 NOTIONAL                             RECEIVED BY THE    TERMINATION
SWAP COUNTERPARTY                  AMOUNT      PAID BY THE FUND                  FUND           DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                            $   1,370,000    If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 20 basis         minus 20 basis
Barclays Bank plc                            points                points                     6/1/08    $   43,948
--------------------------------------------------------------------------------------------------------------------
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
Citibank NA                     1,400,000    AAA Index             AAA Index                  2/1/09        18,956
--------------------------------------------------------------------------------------------------------------------
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 15 basis         minus 15 basis
Deutsche Bank AG                  900,000    points                points                     8/1/08        28,908
--------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
(The):

                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                  500,000    AAA 8.5+ Index        AAA 8.5+ Index             3/1/09        13,676
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 200 basis       plus 200 basis
                                1,200,000    points                points                     3/1/09       119,516
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings,
Inc.:

                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 30 basis         minus 30 basis
                                2,800,000    points                points                     8/1/08        88,948
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 25 basis        plus 25 basis
                                1,400,000    points                points                     2/1/09        18,884


                          19 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                 NOTIONAL                             RECEIVED BY THE    TERMINATION
SWAP COUNTERPARTY                  AMOUNT      PAID BY THE FUND                  FUND           DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 40 basis         minus 40 basis
                                1,600,000    points                points                     6/1/08        50,708
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 20 basis         minus 20 basis
                                1,300,000    points                points                     5/1/08        41,395
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 15 basis         minus 15 basis
                                3,900,000    points                points                     8/1/09       124,331
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 55 basis        plus 55 basis
                                1,368,000    points                points                     5/1/08        44,330
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                  670,000    AAA Index             AAA Index                     3/1/09        21,435
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 45 basis        plus 45 basis
                                1,813,000    points                points                     5/1/08        58,614
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 40 basis         minus 40 basis
                                1,100,000    points                points                     6/1/08        30,470
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 90 basis        plus 90 basis
                                1,370,000    points                points                     6/1/08        37,963
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                2,600,000    AAA Index             AAA Index                  3/1/09        60,244

                          20 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                 NOTIONAL                             RECEIVED BY THE    TERMINATION
SWAP COUNTERPARTY                  AMOUNT      PAID BY THE FUND                  FUND           DATE         VALUE
--------------------------------------------------------------------------------------------------------------------
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 250 basis       plus 250 basis
                                1,120,000    points                points                     3/1/09       132,445
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             minus 350 basis       plus 350 basis
                                1,240,000    points                points                     3/1/09       147,912
--------------------------------------------------------------------------------------------------------------------
                                             If positive, the      If negative, the
                                             Total Return of       Total Return of
                                             the Lehman            the Lehman
                                             Brothers U.S. CMBS    Brothers U.S. CMBS
                                             AAA 8.5+ Index        AAA 8.5+ Index
                                             plus 20 basis         minus 20 basis
UBS AG                            900,000    points                points                     5/1/08        28,942
                                                                                                        ------------
                                                                                                        $1,111,625
                                                                                                        ============

Abbreviation is as follows:


CMBS                    Commercial Mortgage Backed Securities

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Portfolios' investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Portfolio's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

                          21 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Portfolio may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. When the Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Portfolio had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                             WHEN-ISSUED OR DELAYED DELIVERY
                 -------------------------------------------------------------
                                                   BASIS TRANSACTIONS
                 -------------------------------------------------------------
                 Purchased securities               $  20,224,841
                 -------------------------------------------------------------
                 Sold securities                          118,425
                 -------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.


                          22 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Portfolio may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio's securities.

SWAP CONTRACTS

                          23 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

The Portfolio may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Portfolio may be unable to close the contract prior to contract termination.

CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Portfolio may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities           $    217,026,522
Federal tax cost of other investments         (25,565,657)
                                         ------------------

                          24 | TOTAL RETURN PORTFOLIO

Total Return Portfolio

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

Total federal tax cost             $    191,460,865
                                   ==================
Gross unrealized appreciation      $      8,313,949
Gross unrealized depreciation           (15,611,693)
                                   ------------------
Net unrealized depreciation        $     (7,297,744)
                                   ==================

                          25 | TOTAL RETURN PORTFOLIO




ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/14/2008